                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


            Investment Company Act file number 811-09303 & 811-09923
                                               ---------------------

             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 16 NEW BROADWAY
                             SLEEPY HOLLOW, NY 10591
                             -----------------------
               (Address of principal executive offices) (Zip code)

                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)

                                 (800) 930-3828
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2005
                         -----------------

Date of reporting period: JUNE 30, 2005
                          -------------

                         ITEM 1. REPORT TO STOCKHOLDERS.



                         JUNE 30, 2005 www.kineticsfunds.com



                         SEMI-ANNUAL REPORT



                         The INTERNET Fund



                         The Internet EMERGING GROWTH Fund



                         The PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

[KINETICS MUTUAL FUNDS, INC. LOGO]

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling toll-free at 1-(800) 930-3828. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-(800)-SEC-0330.

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2005

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Investment Commentary.......................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Expense Example...........................................    9
  Statement of Assets & Liabilities.........................   14
  Statement of Operations...................................   17
  Statements of Changes in Net Assets.......................   20
  Notes to Financial Statements.............................   26
  Financial Highlights......................................   34
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Allocation of Portfolio Assets............................   47
  Portfolio of Investments The Internet Portfolio...........   50
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   55
  Portfolio of Investments The Paradigm Portfolio...........   60
  Portfolio of Investments The Medical Portfolio............   67
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   70
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   77
  Portfolio of Options Written The Internet Portfolio.......   78
  Portfolio of Options Written The Internet Emerging Growth
     Portfolio..............................................   79
  Statement of Assets & Liabilities.........................   80
  Statement of Operations...................................   83
  Statements of Changes in Net Assets.......................   86
  Notes to Financial Statements.............................   89

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Fellow Shareholders,

     For the six months ended June 30, 2005, our five equity mutual funds had wildly varying degrees of investment performance. As regular readers of our commentary are aware, we would not draw any inferences, either good or bad, from six months of results. As investors, we ultimately hope to capture the average weighted returns on equity of the businesses we own in each of our funds. Stock prices can move drastically in short periods of time, often having little or no correlation to the underlying business returns, which the adviser believes ultimately determine, together with the valuation at the time of purchase, the success or failure of your investment. The Paradigm Fund and the Small Cap Opportunities Fund, our two mutual funds having the most investment latitude, generated respective returns of 7.58% and 3.26%. This placed them within the 1st quartile of their peer groups, as ranked by Lipper Mutual Funds. Our more sector specific funds, the Internet Fund, the Internet Emerging Growth Fund and the Medical Fund, generated returns of -7.07%, -4.44% and -7.57%, respectively. This placed the two Internet related funds in the fourth and second quartiles, respectively, versus their peers, and the Medical Fund in the fourth quartile versus its peers. The longer-term relative track records of our funds, with the exception of the Medical Fund, compare favorably with their peers, as measured by Lipper. Our Medical Fund has a unique profile and invests almost exclusively in pharmaceutical/biotechnology companies. Many of its peers invest in medical device companies, HMOs, etc. In point of fact, we believe our Medical Fund does not have a true peer group.

     The total return for the S&P 500 Index(1), assuming dividends reinvested in the Index, was -0.81% for the first six months of 2005, while the NASDAQ Composite Index(2) had a total return of -5.12% during the same period.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides an array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

     Kinetics offers the following funds to investors:

     THE PARADIGM FUND focuses on companies that currently have, or which the adviser expects to soon have, sustainable high returns on equity. The Fund has produced attractive returns since its inception in what may be described as a very difficult period for equity investors. The Paradigm Fund is Kinetics' most conservative Fund.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that are perceived by the adviser to have the potential for rewarding long-term investment results.

     THE INTERNET FUND is a sector fund that focuses on companies engaged in the evolution of Internet-related technology. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one's equity exposure. We view this Fund's holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, the adviser is hopeful that over time some small percentage will develop into excellent investments, allowing the fund to produce overall satisfactory, albeit lumpy, investment results.

     THE MEDICAL FUND is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

     THE INTERNET EMERGING GROWTH FUND focuses upon early life cycle companies that the adviser believes are positioned on the edge of the curve in the evolution of Internet-related technology. Thus, the statements made above regarding the Internet Fund are equally applicable to this fund.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that helps to round out our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     President
     Kinetics Mutual Funds, Inc.
------------------
(1) The S & P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

(2) The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

 INVESTMENT COMMENTARY

     Dear Fellow Shareholders,

     Regular readers of our investment commentary know that we do not have an overall view of the stock market. In fact, we believe investors who invest with a top-down outlook are inviting trouble. The number of economic variables that must be entertained and properly analyzed is infinite. This makes the capital allocation process, which is difficult enough, impossibly complicated. In the words of Warren
     Buffett: "The key to investing is not assessing how much an industry is going to affect society, or how much it will grow, but rather determining the competitive advantage of any given company, and, above all, the durability of that advantage." Understanding the positioning of a single company and its competitive advantage, although not simple, is far easier than trying to determine the direction of interest rates or the future price of a barrel of oil. Our primary analytical focus is to unearth companies that have long product lifecycles and sustainable competitive advantages. A perusal of the holdings in all of our funds would reveal many niche or uniquely situated companies that provide goods and services that we believe are likely to be in great demand for many years.

     We believe that our investment strategy differs from those of the vast majority of other professional investors in two material ways. First, we have a very long-term investment horizon. Thus, the turnover in all of our funds is considerably lower than that of the typical mutual fund. We invest in companies, and are content to achieve the returns of the businesses we own, which requires patience. We are seeking to capture the investment returns from that "durable competitive advantage" we believe our companies possess, and the only way we believe to do this is by waiting a reasonable amount of time.

     Most investment professionals are compensated based on yearly results relative to a certain benchmark or peer group. This causes the typical investment professional to behave as if the world ends on December 31st of each year. Companies that do not have a perceived near-term catalyst (one likely to be apparent before year-end by other investors) are frequently discounted at higher rates, resulting in investment opportunities for those with patience. We at Kinetics are interested in producing superior long-term investment results, and to accomplish this we believe we have to remain indifferent to the pattern of our returns. If we think that we have an opportunity to double our money in an investment over the next three years, we place no consideration as to whether we will get a return from that investment in the current year. We believe the pattern of investment return is critical to those that have a misaligned financial incentive. This compensation structure can also induce investment professionals to buy companies at inflated prices if there is a belief that a given stock has momentum or that such stock is owned by a relevant peer group.

     Second, we diversify based on what we call non-codependence. That is, we wish to own a collection of companies that do not conduct significant business transactions with one another. This type of diversification strategy can only be accomplished through bottoms-up fundamental analysis. Stock categories, security industry codes, and historical correlation studies have considerable limitations and are used primarily for convenience by investment professionals. We believe these diversification methods often understate or misstate the risk being taken within a portfolio. For example, Enron's relationship with Arthur Andersen put both companies out of business despite their having been in very different industries. We believe that an investment in Nestle would not provide one with any material exposure to Switzerland; yet, the holding would be reported on a typical statement as indicating that x-percent was invested in Switzerland as result of such holding. We believe that the real risks of owning Nestle have nothing to do with either the Swiss economy or Switzerland. We are of the belief that you can be properly diversified with a limited number of names within a single industry, provided that these companies have totally independent risk/return characteristics; however, you can be totally un-diversified and, thus, unprotected, while being invested in a hundred names across many different industries. The cornerstone of our investment philosophy is proper diversification, as determined by our assessment of the risks being assumed and not by some misconceived categorization.

     We thank you for your confidence and stress that we will endeavor to do sensible things with your money, especially given that a growing amount of our money is invested in tandem with yours.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist,
     Kinetics Asset Management, Inc.

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROGRAM, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. BECAUSE THE FUNDS [OTHER THAN THE PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION THAT IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER, MORE WELL ESTABLISHED, COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     THE INFORMATION CONCERNING THE FUNDS INCLUDED IN THE SHAREHOLDER REPORT CONTAINS CERTAIN FORWARD-LOOKING STATEMENTS ABOUT

     THE FACTORS THAT MAY AFFECT THE PERFORMANCE OF THE FUNDS IN THE FUTURE. THESE STATEMENTS ARE BASED ON FUND MANAGEMENT'S PREDICTIONS AND EXPECTATIONS CONCERNING CERTAIN FUTURE EVENTS AND THEIR EXPECTED IMPACT ON THE FUNDS, SUCH AS PERFORMANCE OF THE ECONOMY AS A WHOLE AND OF SPECIFIC INDUSTRY SECTORS, CHANGES IN THE LEVELS OF INTEREST RATES, THE IMPACT OF DEVELOPING WORLD EVENTS, AND OTHER FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF THE FUNDS. MANAGEMENT BELIEVES THESE FORWARD-LOOKING STATEMENTS TO BE REASONABLE, ALTHOUGH THEY ARE INHERENTLY UNCERTAIN AND DIFFICULT TO PREDICT. ACTUAL EVENTS MAY CAUSE ADJUSTMENTS IN PORTFOLIO MANAGEMENT STRATEGIES FROM THOSE CURRENTLY EXPECTED TO BE EMPLOYED.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR, INC. IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2005 -- KINETICS ASSET MANAGEMENT, INC.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 EXPENSE EXAMPLE
 June 30, 2005 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help one understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio's trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio's expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Although the Feeder Funds charge no transaction fees, a shareholder will be assessed fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund's transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund's transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on certain redemption or exchange of Fund shares held for less than one month. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in certain instances.

One may use the provided information in the first line, together with the amounts one has invested, to estimate the expenses that one paid over the period. Simply divide one's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses one paid on the account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. One may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one's ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In addition, if these transactional costs were included, one's costs would have been higher.

EXPENSE EXAMPLE

                                                             ENDING ACCOUNT      EXPENSES PAID
                                         BEGINNING ACCOUNT       VALUE           DURING PERIOD*
                                          VALUE (1/1/05)       (6/30/05)      (1/1/05 TO 6/30/05)
                                         -----------------   --------------   --------------------
THE INTERNET FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $  929.20             $11.24
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $  929.20             $11.24
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $1,013.14             $11.73
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,013.14             $11.73
 Advisor Class A Actual -- before
   expense reimbursement...............      $1,000.00         $  928.20             $12.43
 Advisor Class A Actual -- after
   expense reimbursement...............      $1,000.00         $  928.20             $12.43
 Advisor Class A Hypothetical (5%
   return before expenses) -- before
   expense reimbursement...............      $1,000.00         $1,011.90             $12.97
 Advisor Class A Hypothetical (5%
   return before expenses) -- after
   expense reimbursement...............      $1,000.00         $1,011.90             $12.97
THE INTERNET EMERGING GROWTH FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $  955.60             $16.10
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $  955.60             $13.09
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $1,008.33             $16.53
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,011.41             $13.47
THE PARADIGM FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $1,075.80             $10.40
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $1,075.80             $ 8.70
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $1,014.78             $10.09
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,016.41             $ 8.45
 Advisor Class A Actual -- before
   expense reimbursement...............      $1,000.00         $1,071.30             $11.66
 Advisor Class A Actual -- after
   expense reimbursement...............      $1,000.00         $1,071.30             $ 9.96
 Advisor Class A Hypothetical (5%
   return before expenses) -- before
   expense reimbursement...............      $1,000.00         $1,013.54             $11.33
 Advisor Class A Hypothetical (5%
   return before expenses) -- after
   expense reimbursement...............      $1,000.00         $1,015.17             $ 9.69

                                                             ENDING ACCOUNT      EXPENSES PAID
                                         BEGINNING ACCOUNT       VALUE           DURING PERIOD*
                                          VALUE (1/1/05)       (6/30/05)      (1/1/05 TO 6/30/05)
                                         -----------------   --------------   --------------------
 Advisor Class C Actual -- before
   expense reimbursement...............      $1,000.00         $1,069.20             $14.21
 Advisor Class C Actual -- after
   expense reimbursement...............      $1,000.00         $1,069.20             $12.52
 Advisor Class C Hypothetical (5%
   return before expenses) -- before
   expense reimbursement...............      $1,000.00         $1,011.06             $13.81
 Advisor Class C Hypothetical (5%
   return before expenses) -- after
   expense reimbursement...............      $1,000.00         $1,012.69             $12.18
 Institutional Class Actual -- before
   expense reimbursement**.............      $1,000.00         $1,040.80             $ 1.87
 Institutional Class Actual -- after
   expense reimbursement**.............      $1,000.00         $1,040.80             $ 1.42
 Institutional Class Hypothetical (5%
   return before expenses) -- before
   expense reimbursement**.............      $1,000.00         $1,002.82             $ 1.84
 Institutional Class Hypothetical (5%
   return before expenses) -- after
   expense reimbursement**.............      $1,000.00         $1,003.27             $ 1.39
THE MEDICAL FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $  923.60             $12.40
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $  923.60             $11.88
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $1,011.90             $12.97
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,012.45             $12.42
 Advisor Class A Actual -- before
   expense reimbursement...............      $1,000.00         $  922.40             $13.58
 Advisor Class A Actual -- after
   expense reimbursement...............      $1,000.00         $  922.40             $13.06
 Advisor Class A Hypothetical (5%
   return before expenses) -- before
   expense reimbursement...............      $1,000.00         $1,010.66             $14.21
 Advisor Class A Hypothetical (5%
   return before expenses) -- after
   expense reimbursement...............      $1,000.00         $1,011.21             $13.66
THE SMALL CAP OPPORTUNITIES FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $1,032.60             $10.53
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $1,032.60             $ 7.91
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $1,014.43             $10.44
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,017.01             $ 7.85
 Advisor Class A Actual -- before
   expense reimbursement...............      $1,000.00         $1,031.70             $11.79

                                                             ENDING ACCOUNT      EXPENSES PAID
                                         BEGINNING ACCOUNT       VALUE           DURING PERIOD*
                                          VALUE (1/1/05)       (6/30/05)      (1/1/05 TO 6/30/05)
                                         -----------------   --------------   --------------------
 Advisor Class A Actual -- after
   expense reimbursement...............      $1,000.00         $1,031.70             $ 9.17
 Advisor Class A Hypothetical (5%
   return before expenses) -- before
   expense reimbursement...............      $1,000.00         $1,013.19             $11.68
 Advisor Class A Hypothetical (5%
   return before expenses) -- after
   expense reimbursement...............      $1,000.00         $1,015.77             $ 9.10
THE KINETICS GOVERNMENT MONEY MARKET FUND
 No Load Class Actual -- before expense
   reimbursement.......................      $1,000.00         $1,005.80             $31.43
 No Load Class Actual -- after expense
   reimbursement.......................      $1,000.00         $1,005.80             $ 5.72
 No Load Class Hypothetical (5% return
   before expenses) -- before expense
   reimbursement.......................      $1,000.00         $  993.45             $31.24
 No Load Class Hypothetical (5% return
   before expenses) -- after expense
   reimbursement.......................      $1,000.00         $1,019.09             $ 5.76

------------------
Note: Each Feeder Fund records its proportionate share of the respective Master
      Portfolio's expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

* Expenses are equal to the Fund's annualized expense ratio before expense reimbursement and after expense reimbursement respectively of 2.35% and 2.35% for The Internet Fund No Load Class, 2.60% and 2.60% for The Internet Fund Advisor Class A, 3.32% and 2.70% for The Internet Emerging Growth Fund, 2.02% and 1.69% for The Paradigm Fund No Load Class, 2.27% and 1.94% for The Paradigm Fund Advisor Class A, 2.77% and 2.44% for The Paradigm Fund Advisor Class C, 2.60% and 2.49% for The Medical Fund No Load Class, 2.85% and 2.74% for The Medical Fund Advisor Class A, 2.09% and 1.57% for The Small Cap Opportunities Fund No Load Class, 2.34% and 1.82% for The Small Cap Opportunities Fund Advisor Class A, and 6.32% and 1.15% for The Kinetics Government Money Market Fund, multiplied by the average account value over the period, multiplied by 181/365.

** Expenses paid during period 5/27/05 -- 6/30/05 and are equal to the Fund's annualized expense ratio before expense reimbursement and after expense reimbursement of 1.97% and 1.49% respectively for The Paradigm Fund Institutional Class, multiplied by the average account value over the period, multiplied by 34/365 (to reflect the inception date to the end of the semi-annual period).

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 164,598,712    $  3,681,280
  Receivable from Adviser........................             --          12,664
  Receivable for Master Portfolio interest
    sold.........................................         76,324           5,105
  Receivable for Fund shares sold................          3,185             100
  Prepaid expenses and other assets..............         26,871           9,326
                                                   -------------    ------------
    Total assets.................................    164,705,092       3,708,475
                                                   -------------    ------------
LIABILITIES:
  Payable to Directors and Officers..............          7,190             138
  Payable for Fund shares repurchased............         79,508           5,205
  Payable for service fees.......................         34,186             767
  Payable for distribution fees..................             64              --
  Accrued expenses and other liabilities.........        159,287           8,136
                                                   -------------    ------------
    Total liabilities............................        280,235          14,246
                                                   -------------    ------------
    Net assets...................................  $ 164,424,857    $  3,694,229
                                                   =============    ============
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 347,525,886    $ 14,693,478
  Accumulated net investment income..............             --          82,453
  Accumulated net realized loss on investments,
    options and written option contracts.........   (184,260,514)    (11,496,725)
  Net unrealized appreciation on:
    Investments..................................      1,153,800         405,210
    Written option contracts.....................          5,685           9,813
                                                   -------------    ------------
    Net assets...................................  $ 164,424,857    $  3,694,229
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE -- NO
  LOAD CLASS:
  Net assets.....................................  $ 164,121,024    $  3,694,229
  Shares outstanding.............................      6,982,987         859,832
  Net asset value per share (offering and
    redemption price)............................  $       23.50    $       4.30
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $     303,833
  Shares outstanding.............................         13,130
  Net asset value per share......................  $       23.14
                                                   =============
  Offering price per share ($23.14 divided by
    .9425).......................................  $       24.55
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                  THE
                                                                PARADIGM     THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $241,116,089   $15,954,899
 Receivable from Adviser....................................       262,327         8,987
 Receivable for Master Portfolio interest sold..............            --        24,514
 Receivable for Fund shares sold............................     3,250,187           100
 Prepaid expenses and other assets..........................        37,855        15,369
                                                              ------------   -----------
   Total assets.............................................   244,666,458    16,003,869
                                                              ------------   -----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............     2,835,462            --
 Payable to Directors and Officers..........................         6,476           747
 Payable for Fund shares repurchased........................       414,725        24,614
 Payable for service fees...................................        43,716         3,355
 Payable for distribution fees..............................        17,464           122
 Accrued expenses and other liabilities.....................        82,286        27,863
                                                              ------------   -----------
   Total liabilities........................................     3,400,129        56,701
                                                              ------------   -----------
   Net assets...............................................  $241,266,329   $15,947,168
                                                              ============   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $201,401,019   $19,060,988
 Accumulated net realized gain (loss) on investments,
   options and written option contracts.....................       658,435    (1,140,764)
 Net unrealized appreciation (depreciation) on:
   Investments..............................................    39,206,875    (1,973,056)
                                                              ------------   -----------
   Net assets...............................................  $241,266,329   $15,947,168
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- NO LOAD CLASS:
 Net assets.................................................  $181,061,329   $15,367,624
 Shares outstanding.........................................     9,597,222       992,902
 Net asset value per share (offering and redemption
   price)...................................................  $      18.87   $     15.48
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $ 36,883,660   $   579,544
 Shares outstanding.........................................     1,978,669        38,092
 Net asset value per share..................................  $      18.64   $     15.21
                                                              ============   ===========
 Offering price per share ($18.64 divided by .9425 and
   $15.21 divided by .9425, respectively)...................  $      19.78   $     16.14
                                                              ============   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $ 18,352,562
 Shares outstanding.........................................       997,551
 Net asset value per share (offering and redemption
   price)...................................................  $      18.40
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INSTITUTIONAL
 CLASS:
 Net assets.................................................  $  4,968,778
 Shares outstanding.........................................       263,332
 Net asset value per share (offering and redemption
   price)...................................................  $      18.87
                                                              ============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $68,304,019     $1,110,686
 Receivable from Adviser....................................       131,972         30,136
 Receivable for Fund shares sold............................       719,146          1,371
 Prepaid expenses and other assets..........................        24,768          9,355
                                                               -----------     ----------
   Total assets.............................................    69,179,905      1,151,548
                                                               -----------     ----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............       681,379          1,371
 Payable for Dividend to Shareholders.......................            --          1,910
 Payable to Directors and Officers..........................         1,926             95
 Payable for Fund shares repurchased........................        37,767             --
 Payable for service fees...................................        13,346            235
 Payable for distribution fees..............................           638             --
 Accrued expenses and other liabilities.....................        28,932          7,907
                                                               -----------     ----------
   Total liabilities........................................       763,988         11,518
                                                               -----------     ----------
   Net assets...............................................   $68,415,917     $1,140,030
                                                               ===========     ==========
NET ASSETS CONSIST OF:
 Paid in capital............................................   $56,876,783     $1,140,030
 Accumulated net investment income..........................       359,966             --
 Accumulated net realized gain on investments, options and
   written option contracts.................................       557,478             --
 Net unrealized appreciation (depreciation) on:
   Investments..............................................    10,621,690             --
                                                               -----------     ----------
   Net assets...............................................   $68,415,917     $1,140,030
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- NO LOAD CLASS:
 Net assets.................................................   $65,109,754     $1,140,030
 Shares outstanding.........................................     3,373,563      1,140,030
 Net asset value per share (offering and redemption
   price)...................................................   $     19.30     $     1.00
                                                               ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $ 3,306,163
 Shares outstanding.........................................       172,031
 Net asset value per share..................................   $     19.22
                                                               ===========
 Offering price per share ($19.22 divided by .9425).........   $     20.39
                                                               ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $  2,042,597    $ 142,579
  Interest..................................................     1,056,752       36,588
  Income from securities lending............................        55,949          213
  Expenses only from Master Portfolio.......................    (1,291,329)     (35,554)
                                                              ------------    ---------
      Total investment income...............................     1,863,969      143,826
                                                              ------------    ---------
EXPENSES:
  Distribution fees -- Advisor Class A......................           394           --
  Shareholder servicing fees and expenses...................       472,319       16,424
  Reports to shareholders...................................       138,563        5,491
  Administration fees.......................................        46,219          986
  Professional fees.........................................        54,370          729
  Directors' and Officers' fees and expenses................        17,760          310
  Registration fees.........................................        15,319        8,584
  Fund accounting fees......................................         4,049           --
  Other expenses............................................        10,241          181
                                                              ------------    ---------
      Total expenses........................................       759,234       32,705
  Less, expense reimbursement...............................            --      (12,659)
                                                              ------------    ---------
      Net expenses..........................................       759,234       20,046
                                                              ------------    ---------
      Net investment income.................................     1,104,735      123,780
                                                              ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................    (6,677,747)      (5,943)
      Written option contracts expired or closed............       309,754           --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................    (8,622,214)    (333,674)
      Written option contracts..............................      (295,508)      10,373
                                                              ------------    ---------
      Net loss on investments...............................   (15,285,715)    (329,244)
                                                              ------------    ---------
      Net decrease in net assets resulting from
        operations..........................................  $(14,180,980)   $(205,464)
                                                              ============    =========
+ Net of Foreign Taxes Withheld of:                           $     17,169    $     369
                                                              ============    =========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                              THE PARADIGM   THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $ 1,119,480    $   157,169
  Interest..................................................      172,750          1,458
  Income from securities lending............................        2,471          1,407
  Expenses only from Master Portfolio.......................   (1,160,707)      (134,112)
                                                              -----------    -----------
      Total investment income...............................      133,994         25,922
                                                              -----------    -----------
EXPENSES:
  Distribution fees -- Advisor Class A......................       37,025            762
  Distribution fees -- Advisor Class C......................       47,032             --
  Shareholder servicing fees and expenses...................      274,683         51,322
  Shareholder servicing fees -- Institutional Class.........          801             --
  Reports to shareholders...................................       45,595         18,879
  Administration fees.......................................       36,891          4,173
  Professional fees.........................................       41,662          5,254
  Directors' and Officers' fees and expenses................       14,291            991
  Registration fees.........................................       26,417         12,284
  Fund accounting fees......................................       11,320            443
  Other expenses............................................        3,067          1,086
                                                              -----------    -----------
      Total expenses........................................      538,784         95,194
  Less, expense waiver for Institutional Class service
    fees....................................................         (601)            --
  Less, expense reimbursement...............................     (262,000)        (8,987)
                                                              -----------    -----------
      Net expenses..........................................      276,183         86,207
                                                              -----------    -----------
      Net investment loss...................................     (142,189)       (60,285)
                                                              -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain on:
      Investments and foreign currency......................      539,737        798,217
      Written option contracts expired or closed............           --         83,651
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   12,674,543     (2,225,128)
      Written option contracts..............................           --        (80,029)
                                                              -----------    -----------
      Net gain (loss) on investments........................   13,214,280     (1,423,289)
                                                              -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................  $13,072,091    $(1,483,574)
                                                              ===========    ===========
+ Net of Foreign Taxes Withheld of:                           $    32,437    $    19,555
                                                              ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $  636,921       $     --
  Interest..................................................      115,970         13,980
  Income from securities lending............................       10,156             --
  Expenses only from Master Portfolio.......................     (370,318)        (9,220)
                                                               ----------       --------
      Total investment income...............................      392,729          4,760
                                                               ----------       --------
EXPENSES:
  Distribution fees -- Advisor Class A......................        3,537             --
  Shareholder servicing fees and expenses...................       81,248          4,665
  Reports to shareholders...................................       28,898          4,672
  Administration fees.......................................       11,897            296
  Professional fees.........................................       11,635            186
  Directors' and Officers' fees and expenses................        4,502            126
  Registration fees.........................................       19,510         16,813
  Fund accounting fees......................................        2,443             --
  Other expenses............................................        1,024            772
                                                               ----------       --------
      Total expenses........................................      164,694         27,530
  Less, expense reimbursement...............................     (131,931)       (30,057)
                                                               ----------       --------
      Net expenses..........................................       32,763         (2,527)
                                                               ----------       --------
      Net investment income.................................      359,966          7,287
                                                               ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized loss on:
      Investments and foreign currency......................     (106,833)            --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................    2,425,496             --
                                                               ----------       --------
      Net gain on investments...............................    2,318,663             --
                                                               ----------       --------
      Net increase in net assets resulting from
        operations..........................................   $2,678,629       $  7,287
                                                               ==========       ========
+ Net of Foreign Taxes Withheld of:                            $    3,433       $     --
                                                               ==========       ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   THE INTERNET EMERGING
                                      THE INTERNET FUND                 GROWTH FUND
                                 ----------------------------   ----------------------------
                                  SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                     ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                 JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                  (UNAUDITED)        2004        (UNAUDITED)        2004
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income........  $  1,104,735    $    899,885    $   123,780    $    79,835
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written option contracts
    expired or closed..........    (6,367,993)     33,311,287         (5,943)       128,442
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options....................    (8,917,722)    (16,515,065)      (323,301)       103,604
                                 ------------    ------------    -----------    -----------
      Net increase (decrease)
        in net assets resulting
        from operations........   (14,180,980)     17,696,107       (205,464)       311,881
                                 ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  -- NO LOAD CLASS:
  Net investment income........            --      (2,899,789)            --       (107,877)
                                 ------------    ------------    -----------    -----------
      Total distributions......            --      (2,899,789)            --       (107,877)
                                 ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  -- ADVISOR CLASS A:
  Net investment income........            --          (3,218)           N/A            N/A
                                 ------------    ------------    -----------    -----------
      Total distributions......            --          (3,218)           N/A            N/A
                                 ------------    ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS --
  NO LOAD CLASS:
  Proceeds from shares sold....     1,162,777      20,187,510        365,596      1,385,953
  Proceeds from shares issued
    to holders in reinvestment
    of dividends...............            --       2,758,435             --         97,802
  Cost of shares redeemed......   (24,815,071)    (66,950,463)    (1,050,253)    (1,780,526)
                                 ------------    ------------    -----------    -----------
      Net decrease in net
        assets resulting from
        capital share
        transactions...........   (23,652,294)    (44,004,518)      (684,657)      (296,771)
                                 ------------    ------------    -----------    -----------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                   THE INTERNET EMERGING
                                      THE INTERNET FUND                 GROWTH FUND
                                 ----------------------------   ----------------------------
                                  SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                     ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                 JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                  (UNAUDITED)        2004        (UNAUDITED)        2004
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
  ADVISOR CLASS A:
  Proceeds from shares sold....  $         --    $ 21,396,074            N/A            N/A
  Proceeds from shares issued
    to holders in reinvestment
    of dividends...............            --           3,128            N/A            N/A
  Cost of shares redeemed......       (24,261)    (21,304,122)           N/A            N/A
                                 ------------    ------------    -----------    -----------
      Net increase (decrease)
        in net assets resulting
        from capital share
        transactions...........       (24,261)         95,080            N/A            N/A
                                 ------------    ------------    -----------    -----------
TOTAL DECREASE IN NET ASSETS...   (37,857,535)    (29,116,338)      (890,121)       (92,767)
NET ASSETS:
  Beginning of year............   202,282,392     231,398,730      4,584,350      4,677,117
                                 ------------    ------------    -----------    -----------
  End of period*...............  $164,424,857    $202,282,392    $ 3,694,229    $ 4,584,350
                                 ============    ============    ===========    ===========
*Including undistributed net
  investment income of:........  $         --    $ (1,845,522)   $    82,453    $   (41,327)
                                 ------------    ------------    -----------    -----------
CHANGES IN SHARES
  OUTSTANDING -- NO LOAD CLASS:
  Shares sold..................        49,214         863,154         83,683        324,922
  Shares issued in reinvestment
    of dividends and
    distributions..............            --         108,472             --         21,685
  Shares redeemed..............    (1,052,281)     (2,895,291)      (242,264)      (419,861)
                                 ------------    ------------    -----------    -----------
      Net decrease in shares
        out-standing...........    (1,003,067)     (1,923,665)      (158,581)       (73,254)
                                 ============    ============    ===========    ===========
CHANGES IN SHARES OUTSTANDING--
  ADVISOR CLASS A:
  Shares sold..................            --         964,063
  Shares issued in
    reinvestments of dividends
    and distributions..........            --             125
  Shares redeemed..............        (1,060)       (968,696)
                                 ------------    ------------
    Net decrease in shares
      outstanding..............        (1,060)         (4,508)
                                 ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                  THE PARADIGM FUND               THE MEDICAL FUND
                                            -----------------------------   ----------------------------
                                             SIX MONTHS        FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                            JUNE 30, 2005   DECEMBER 31,    JUNE 30, 2005   DECEMBER 31,
                                             (UNAUDITED)        2004         (UNAUDITED)        2004
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss......................  $   (142,189)   $   (410,824)    $   (60,285)   $  (262,143)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.................................       539,737       4,035,209         881,868        546,535
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options...........    12,674,543      13,988,562      (2,305,157)     1,117,785
                                            ------------    ------------     -----------    -----------
     Net increase in net assets resulting
       from operations....................    13,072,091      17,612,947      (1,483,574)     1,402,177
                                            ------------    ------------     -----------    -----------
DISTRIBUTIONS TO
 SHAREHOLDERS -- NO LOAD CLASS:
 Net investment income....................            --         (73,771)             --             --
 Net realized gains.......................            --      (2,290,393)             --             --
                                            ------------    ------------     -----------    -----------
     Total distributions..................            --      (2,364,164)             --             --
                                            ------------    ------------     -----------    -----------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income....................            --         (22,189)             --             --
 Net realized gains.......................            --        (689,040)             --             --
                                            ------------    ------------     -----------    -----------
     Total distributions..................            --        (711,229)             --             --
                                            ------------    ------------     -----------    -----------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income....................            --          (7,531)            N/A            N/A
 Net realized gains.......................            --        (233,914)            N/A            N/A
                                            ------------    ------------     -----------    -----------
     Total distributions..................            --        (241,445)            N/A            N/A
                                            ------------    ------------     -----------    -----------
CAPITAL SHARE TRANSACTIONS -- NO LOAD
 CLASS:
 Proceeds from shares sold................   118,281,311      57,276,719         242,658      3,456,495
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --       2,324,520              --             --
 Cost of shares redeemed..................   (36,152,728)    (37,924,198)     (3,027,140)    (8,926,297)
                                            ------------    ------------     -----------    -----------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................    82,128,583      21,677,041      (2,784,482)    (5,469,802)
                                            ------------    ------------     -----------    -----------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold................    12,236,211      13,180,643          31,597        142,200
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --         624,768              --             --
 Cost of shares redeemed..................    (4,129,722)     (3,787,846)        (95,553)      (248,964)
                                            ------------    ------------     -----------    -----------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................     8,106,489      10,017,565         (63,956)      (106,764)
                                            ------------    ------------     -----------    -----------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold................     8,390,892       6,800,263             N/A            N/A
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --         233,753             N/A            N/A
 Cost of shares redeemed..................      (471,186)       (688,644)            N/A            N/A
                                            ------------    ------------     -----------    -----------
     Net increase in net assets resulting
       from capital share transactions....     7,919,706       6,345,372             N/A            N/A
                                            ------------    ------------     -----------    -----------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                  THE PARADIGM FUND               THE MEDICAL FUND
                                            -----------------------------   ----------------------------
                                             SIX MONTHS        FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                            JUNE 30, 2005   DECEMBER 31,    JUNE 30, 2005   DECEMBER 31,
                                             (UNAUDITED)        2004         (UNAUDITED)        2004
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
 INSTITUTIONAL CLASS:
 Proceeds from shares sold................     4,775,246             N/A
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --             N/A
 Cost of shares redeemed..................            --             N/A
                                            ------------    ------------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................     4,775,246             N/A
                                            ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...  $116,002,115    $ 52,336,087     $(4,332,012)   $(4,174,389)
NET ASSETS:
 Beginning of year........................   125,264,214      72,928,127      20,279,180     24,453,569
                                            ------------    ------------     -----------    -----------
 End of period*...........................  $241,266,329    $125,264,214     $15,947,168    $20,279,180
                                            ============    ============     ===========    ===========
*Including undistributed net investment
 loss of:.................................  $         --    $   (414,319)    $        --    $        --
                                            ------------    ------------     -----------    -----------
CHANGES IN SHARES OUTSTANDING -- NO LOAD
 CLASS:
 Shares sold..............................     6,574,978       3,574,328          15,299        222,542
 Shares issued in reinvestment of
   dividends and distributions............            --         132,450              --             --
 Shares redeemed..........................    (2,068,967)     (2,483,043)       (191,157)      (565,590)
                                            ------------    ------------     -----------    -----------
     Net increase (decrease) in shares
       outstanding........................     4,506,011       1,223,735        (175,858)      (343,048)
                                            ============    ============     ===========    ===========
CHANGES IN SHARES OUTSTANDING -- ADVISOR
 CLASS A:
 Shares sold..............................       688,450         845,585           2,045          9,081
 Shares issued in reinvestment of
   dividends and distributions............            --          35,886              --             --
 Shares redeemed..........................      (234,317)       (244,418)         (6,179)       (15,883)
                                            ------------    ------------     -----------    -----------
     Net increase (decrease) in shares
       outstanding........................       454,133         637,053          (4,134)        (6,802)
                                            ============    ============     ===========    ===========
CHANGES IN SHARES OUTSTANDING -- ADVISOR
 CLASS C:
 Shares sold..............................       476,515         434,911
 Shares issued on reinvestment of
   dividends and distributions............            --          13,575
 Shares redeemed..........................       (26,728)        (44,985)
                                            ------------    ------------
     Net increase in shares outstanding...       449,787         403,501
                                            ============    ============
CHANGES IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS:
 Shares sold..............................       263,332             N/A
 Shares issued in investments of dividends
   and distributions......................            --             N/A
 Shares redeemed..........................            --             N/A
                                            ------------    ------------
     Net increase in shares outstanding...       263,332             N/A
                                            ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS

                                       THE SMALL CAP               THE KINETICS GOVERNMENT
                                     OPPORTUNITIES FUND               MONEY MARKET FUND
                                ----------------------------   --------------------------------
                                 SIX MONTHS       FOR THE       SIX MONTHS         FOR THE
                                    ENDED        YEAR ENDED        ENDED          YEAR ENDED
                                JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005     DECEMBER 31,
                                 (UNAUDITED)        2004        (UNAUDITED)          2004
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......   $   359,966    $    295,147    $    7,287     $             --
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written
    option contracts expired
    or closed.................      (106,833)      1,991,484            --                   --
  Net change in unrealized
    appreciation of
    investments, foreign
    currency and written
    options...................     2,425,496       2,368,164            --                   --
                                 -----------    ------------    ----------     ----------------
      Net increase in net
        assets resulting from
        operations............     2,678,629       4,654,795         7,287                   --
                                 -----------    ------------    ----------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  -- NO LOAD CLASS:
  Net investment income.......            --        (305,568)       (7,287)                  --
  Net realized gains..........            --        (746,333)           --                   --
                                 -----------    ------------    ----------     ----------------
      Total distributions.....            --      (1,051,901)       (7,287)                  --
                                 -----------    ------------    ----------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  -- ADVISOR CLASS A:
  Net investment income.......            --         (20,162)          N/A                  N/A
  Net realized gains..........            --         (62,614)          N/A                  N/A
                                 -----------    ------------    ----------     ----------------
      Total distributions.....            --         (82,776)          N/A                  N/A
                                 -----------    ------------    ----------     ----------------
CAPITAL SHARE TRANSACTIONS --
  NO LOAD CLASS:
  Proceeds from shares sold...    30,543,246      41,958,086       152,002           22,151,984
  Proceeds from shares issued
    to holders in reinvestment
    of dividends..............            --       1,046,435         5,198                   --
  Cost of shares redeemed.....    (3,725,360)    (34,183,636)     (183,415)         (24,033,453)
                                 -----------    ------------    ----------     ----------------
      Net increase (decrease)
        in net assets
        resulting from capital
        share transactions....    26,817,886       8,820,885       (26,215)          (1,881,469)
                                 -----------    ------------    ----------     ----------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                       THE SMALL CAP               THE KINETICS GOVERNMENT
                                     OPPORTUNITIES FUND               MONEY MARKET FUND
                                ----------------------------   --------------------------------
                                 SIX MONTHS       FOR THE       SIX MONTHS         FOR THE
                                    ENDED        YEAR ENDED        ENDED          YEAR ENDED
                                JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005     DECEMBER 31,
                                 (UNAUDITED)        2004        (UNAUDITED)          2004
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS --
  ADVISOR CLASS A:
  Proceeds from shares sold...   $ 1,098,729    $  1,527,681    $      N/A     $            N/A
  Proceeds from shares issued
    to holders in reinvestment
    of dividends..............            --          69,025           N/A                  N/A
  Cost of shares redeemed.....      (810,963)     (1,046,134)          N/A                  N/A
                                 -----------    ------------    ----------     ----------------
      Net increase in net
        assets resulting from
        capital share
        transactions..........       287,766         550,572           N/A                  N/A
                                 -----------    ------------    ----------     ----------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS..................    29,784,281      12,891,575       (26,215)          (1,881,469)
NET ASSETS:
Beginning of year.............    38,631,636      25,740,061     1,166,245            3,047,714
                                 -----------    ------------    ----------     ----------------
End of period*................   $68,415,917    $ 38,631,636    $1,140,030     $      1,166,245
                                 ===========    ============    ==========     ================
*Including undistributed net
  investment income of:.......   $   359,966    $         --    $       --     $             --
                                 -----------    ------------    ----------     ----------------
CHANGES IN SHARES OUTSTANDING
  -- NO LOAD CLASS:
  Shares sold.................     1,667,022       2,480,060       152,002           22,151,984
  Shares issued in
    reinvestment of dividends
    and distributions.........            --          55,869         5,198                   --
  Shares redeemed.............      (203,851)     (2,055,870)     (183,415)         (24,033,453)
                                 -----------    ------------    ----------     ----------------
      Net increase (decrease)
        in shares
        outstanding...........     1,463,171         480,059       (26,215)          (1,881,469)
                                 ===========    ============    ==========     ================
CHANGES IN SHARES OUTSTANDING
  -- ADVISOR CLASS A:
  Shares sold.................        59,588          89,828           N/A                  N/A
  Shares issued in
    reinvestment of dividends
    and distributions.........            --           3,697           N/A                  N/A
  Shares redeemed.............       (44,810)        (62,012)          N/A                  N/A
                                 -----------    ------------    ----------     ----------------
      Net increase in shares
        outstanding...........        14,778          31,513           N/A                  N/A
                                 ===========    ============    ==========     ================

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2005 (Unaudited)

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap") and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Feeder Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government) and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Feeder Fund in the Company entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2005 is as follows:

                                                                 INTEREST IN
                                                               MASTER PORTFOLIO
                                                               ----------------
     Internet Fund.........................................        99.996%
     Emerging Fund.........................................        99.836%
     Paradigm Fund.........................................        99.991%
     Medical Fund..........................................        99.936%
     Small Cap Fund........................................        99.971%
     Government Fund.......................................        97.734%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares -- Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares -- Advisor Class A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. Effective May 27, 2005, the Paradigm Fund issued an additional class of shares -- the Institutional Class. The Institutional Class shares are subject to a service fee of 0.20% of average daily net assets. All other classes are subject to a service fee of 0.25% of average daily net assets. The No Load Class and the Institutional Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A and Class C shares, the service fees paid by the No Load Class, Advisor Class A and Advisor Class C versus those paid by the Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

ends on a particular security and the close of regular trading on the New York Stock Exchange ("NYSE"), "fair value" will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2005, none of the Master Portfolios held securities which were fair valued.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2005, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

The Trust has Investment Advisory Agreements (the "Agreements") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time, these reimbursements are not subject to recapture. For the six months ended June 30, 2005, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                          INTERNET      EMERGING
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%        1.25%
Expenses Reimbursed by Adviser........................    $    --       $12,659

                                                          PARADIGM      MEDICAL
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%        1.25%
Expenses Reimbursed by Adviser........................    $262,000      $ 8,987

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%        0.50%
Expenses Reimbursed by Adviser........................    $131,931      $30,057

The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. For the Institutional Class the Adviser receives a shareholder servicing fee in the amount equal to 0.20% of the Institutional Class average daily net assets. At this time the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of its average daily net assets until at least May 1, 2006. For the period May 27, 2005 through June 30, 2005 the adviser waived $601 in shareholder servicing fees for the Institutional Class. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2005, the Feeder Funds incurred expenses of $12,000 to be paid to the Chief Compliance Officer.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the six

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

months ended June 30, 2005, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2005, the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds incurred expenses of $394, $37,025, $762 and $3,537, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2005, Paradigm Advisor Class C shares incurred expenses of $47,032, pursuant to the 12b-1 Plan. Through June 30, 2005, the Funds had not issued any Advisor Class B shares.

Kinetics Funds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

For the six months ended June 30, 2005, the Distributor received $0, $42,879, $165 and $4,510 from sales loads from the Internet, Paradigm, Medical and Small Cap Funds.

4.   INCOME TAXES

At December 31, 2004, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

             FEEDER FUND             2011         2010          2009          2008
             -----------           --------   ------------   -----------   ----------
     Internet....................  $     --   $140,178,775   $34,119,306   $       --
     Emerging....................   887,154      2,635,504     5,481,052    2,488,196
     Paradigm....................        --             --            --           --
     Medical.....................   284,523      1,600,977            --           --
     Small Cap...................        --             --            --           --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

At December 31, 2004, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

                      FEEDER FUND                     POST-OCTOBER LOSSES    STRADDLE LOSSES
                      -----------                     -------------------    ---------------
     Internet.....................................        $1,072,702            $862,341
     Paradigm.....................................                --              19,348
     Medical......................................                --             137,132
     Small Cap....................................                --              25,460

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                  THE INTERNET FUND
                                   -------------------------------------------------------------------------------
                                     NO LOAD            ADVISOR
                                      CLASS             CLASS A              NO LOAD             ADVISOR
                                   SIX MONTHS         SIX MONTHS              CLASS              CLASS A
                                      ENDED              ENDED             FOR THE YEAR        FOR THE YEAR
                                    JUNE 30,           JUNE 30,               ENDED               ENDED
                                      2005               2005              DECEMBER 31,        DECEMBER 31,
                                   (UNAUDITED)        (UNAUDITED)              2004                2004
                                   -----------        -----------          ------------        ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period.........................  $  25.29            $24.93               $  23.31             $22.88
                                    --------            ------               --------             ------
 Income from Investment Operations:
   Net investment income (loss)...      0.15(6)           0.12(6)              0.10(6)            0.05(6)
   Net realized and unrealized
     gain (loss) on investments...     (1.94)            (1.91)                  2.25               2.23
                                    --------            ------               --------             ------
      Total gain (loss) from
        investment operations.....     (1.79)            (1.79)                  2.35               2.28
                                    --------            ------               --------             ------
 Less Distributions:
   From net investment income.....        --                --                  (0.37)             (0.23)
   From net realized gains........        --                --                     --                 --
                                    --------            ------               --------             ------
      Total distributions.........        --                --                  (0.37)             (0.23)
                                    --------            ------               --------             ------
 Net Asset Value, End of Period...  $  23.50            $23.14               $  25.29             $24.93
                                    ========            ======               ========             ======
 Total Return(5)..................     (7.08)%(1)        (7.18)%(1)             10.06%              9.95%


SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)........................  $164,121            $  304               $201,929             $  354
 Ratio of expenses to average net
   assets:
     Before expense
      reimbursement...............      2.35%(2)          2.60%(2)               2.37%              2.62%
     After expense
      reimbursement...............      2.35%(2)          2.60%(2)               2.37%              2.62%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
      reimbursement...............      1.27%(2)          1.02%(2)               0.44%              0.19%
     After expense
      reimbursement...............      1.27%(2)          1.02%(2)               0.44%              0.19%
 Portfolio turnover rate..........       N/A               N/A                    N/A                N/A

                                           THE INTERNET FUND
                                    --------------------------------

                                      NO LOAD             ADVISOR
                                       CLASS              CLASS A
                                    FOR THE YEAR        FOR THE YEAR
                                       ENDED               ENDED
                                    DECEMBER 31,        DECEMBER 31,
                                        2003                2003
                                    ------------        ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning of
   Period.........................    $  16.69             $16.47
                                      --------             ------
 Income from Investment Operations
   Net investment income (loss)...        0.03              (0.82)
   Net realized and unrealized
     gain (loss) on investments...        6.66               7.23
                                      --------             ------
      Total gain (loss) from
        investment operations.....        6.69               6.41
                                      --------             ------
 Less Distributions:
   From net investment income.....       (0.07)                --
   From net realized gains........          --                 --
                                      --------             ------
      Total distributions.........       (0.07)                --
                                      --------             ------
 Net Asset Value, End of Period...    $  23.31             $22.88
                                      ========             ======
 Total Return(5)..................       40.11%             38.92%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)........................    $230,971             $  428
 Ratio of expenses to average net
   assets:
     Before expense
      reimbursement...............        2.39%              2.64%
     After expense
      reimbursement...............        2.39%              2.64%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense
      reimbursement...............        0.11%             (0.14)%
     After expense
      reimbursement...............        0.11%             (0.14)%
 Portfolio turnover rate..........         N/A                N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                   THE INTERNET FUND
----------------------------------------------------------------------------------------
                                                               ADVISOR
      NO LOAD             ADVISOR               NO LOAD        CLASS A        NO LOAD
       CLASS              CLASS A                CLASS        APRIL 26,        CLASS
    FOR THE YEAR        FOR THE YEAR          FOR THE YEAR     2001(+)        FOR THE
       ENDED               ENDED                 ENDED         THROUGH       YEAR ENDED
    DECEMBER 31,        DECEMBER 31,          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002                2002                  2001           2001           2000
    ------------        ------------          ------------   ------------   ------------
      $  21.80             $21.75               $  24.12        $23.50        $  49.73
      --------             ------               --------        ------        --------
         (0.08)(6)          (0.12)(6)              (0.17)        (0.12)(6)       (0.76)
         (5.03)             (5.16)                 (2.15)        (1.63)         (24.85)
      --------             ------               --------        ------        --------
         (5.11)             (5.28)                 (2.32)        (1.75)         (25.61)
      --------             ------               --------        ------        --------
            --                 --                     --            --              --
            --                 --                     --            --              --
      --------             ------               --------        ------        --------
            --                 --                     --            --              --
      --------             ------               --------        ------        --------
      $  16.69             $16.47               $  21.80        $21.75        $  24.12
      ========             ======               ========        ======        ========
        (23.44)%           (24.28)%                (9.62)%       (7.45)%(1)     (51.50)%

      $189,618             $  507               $297,793        $  975        $432,978
          2.42%              2.67%                  2.37%         2.62%(2)        2.06%
          2.42%              2.67%                  2.37%         2.62%(2)        2.00%
         (0.41)%            (0.66)%                (0.61)%       (0.86)%(2)      (1.49)%
         (0.41)%            (0.66)%                (0.61)%       (0.86)%(2)      (1.43)%
           N/A                N/A                    N/A           N/A              21%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                     THE INTERNET
                                                                 EMERGING GROWTH FUND
                                --------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                 JUNE 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                   2005       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                (UNAUDITED)       2004           2003           2002           2001           2000
                                -----------   ------------   ------------   ------------   ------------   ------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Year...........   $ 4.50         $ 4.28         $ 3.24         $ 4.30         $ 3.69         $10.00
                                  ------         ------         ------         ------         ------         ------
 Income from Investment
   Operations:
   Net investment income
     (loss)....................     0.14           0.08           0.04          (0.08)         (0.03)         (0.03)
   Net realized and unrealized
     gain (loss) on
     investments...............    (0.34)          0.25           1.05          (0.98)          0.64          (6.28)
                                  ------         ------         ------         ------         ------         ------
       Total gain (loss) from
        investment
        operations.............    (0.20)          0.33           1.09          (1.06)          0.61          (6.31)
                                  ------         ------         ------         ------         ------         ------
 Less Distributions:
   From net investment income..       --          (0.11)         (0.05)            --             --             --
   From net realized gains.....       --             --             --             --             --             --
                                  ------         ------         ------         ------         ------         ------
       Total distributions.....       --          (0.11)         (0.05)            --             --             --
                                  ------         ------         ------         ------         ------         ------
 Net Asset Value, End of
   Year........................   $ 4.30         $ 4.50         $ 4.28         $ 3.24         $ 4.30         $ 3.69
                                  ======         ======         ======         ======         ======         ======
 Total Return..................   $(4.44)%(3)      7.67%         33.56%        (24.65)%        16.53%        (63.10)%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of year
   (000's).....................   $3,694         $4,584         $4,677         $3,338         $5,277         $4,378
 Ratio of expenses to average
   net assets:
     Before expense
       reimbursement...........     3.32%(4)       3.45%          3.64%          3.78%          4.17%          3.33%
     After expense
       reimbursement...........     2.70%(4)       2.67%          2.74%          2.74%          2.74%          2.00%
 Ratio of net investment income
   (loss) to average net
   assets:
     Before expense
       reimbursement...........     5.40%(4)       1.08%          0.11%         (3.03)%        (2.09)%        (1.76)%
     After expense
       reimbursement...........     6.02%(4)       1.84%          1.01%         (1.99)%        (0.66)%        (0.43)%
 Portfolio turnover rate.......      N/A            N/A            N/A            N/A            N/A             17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) Not annualized.
(4) Annualized.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                               THE PARADIGM FUND
                                  ----------------------------------------------------------------------------
                                    NO LOAD       ADVISOR       ADVISOR
                                     CLASS        CLASS A       CLASS C     INSTITUTIONAL CLASS     NO LOAD
                                  SIX MONTHS    SIX MONTHS    SIX MONTHS      FOR THE PERIOD         CLASS
                                     ENDED         ENDED         ENDED         MAY 27, 2005       FOR THE YEAR
                                   JUNE 30,      JUNE 30,      JUNE 30,           THROUGH            ENDED
                                     2005          2005          2005          JUNE 30, 2005      DECEMBER 31,
                                  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)       (UNAUDITED)           2004
                                  -----------   -----------   -----------   -------------------   ------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Period..........   $  17.54       $ 17.40       $ 17.21           $18.13            $ 14.91
                                   --------       -------       -------           ------            -------
 Income from Investment
   Operations:
   Net investment income
    (loss)......................      (0.01)(7)     (0.03)(7)     (0.06)(7)         0.01(7)           (0.06)(7)
   Net realized and unrealized
    gain (loss) on
    investments.................       1.34          1.27          1.25             0.73               3.17
                                   --------       -------       -------           ------            -------
      Total gain (loss) from
       investment operations....       1.33          1.24          1.19             0.74               3.11
                                   --------       -------       -------           ------            -------
 Less Distributions:
   From net investment income...         --            --            --               --              (0.02)
   From net realized gains......         --            --            --               --              (0.46)
                                   --------       -------       -------           ------            -------
      Total distributions.......         --            --            --               --              (0.48)
                                   --------       -------       -------           ------            -------
 Net Asset Value, End of
   Period.......................   $  18.87       $ 18.64       $ 18.40           $18.87            $ 17.54
                                   ========       =======       =======           ======            =======
 Total Return(6)................       7.58%(4)      7.13%(4)      6.92%(4)         4.08%(4)          20.84%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)......................   $181,061       $36,884       $18,353           $4,969            $89,313
 Ratio of expenses to average
   net assets:
    Before expense reimbursement
      and waivers(8)............       2.02%(5)      2.27%(5)      2.77%(5)         1.97%(5)           2.10%
    After expense
      reimbursement.............       1.69%(5)      1.94%(5)      2.44%(5)         1.49%(5)           1.74%
 Ratio of net investment income
   (loss) to average net assets:
    Before expense
      reimbursement.............      (0.40)%(5)     (0.65)%(5)     (1.15)%(5)        (0.35)%(5)      (0.77)%
    After expense
      reimbursement.............      (0.07)%(5)     (0.32)%(5)     (0.82)%(5)         0.13%(5)       (0.41)%
 Portfolio turnover rate........        N/A           N/A           N/A              N/A                N/A

                                       THE PARADIGM FUND
                                  ---------------------------

                                    ADVISOR        ADVISOR
                                    CLASS A        CLASS C
                                  FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED
                                  DECEMBER 31,   DECEMBER 31,
                                      2004           2004
                                  ------------   ------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Period..........    $ 14.82         $14.73
                                    -------         ------
 Income from Investment
   Operations:
   Net investment income
    (loss)......................      (0.10)(7)      (0.18)(7)
   Net realized and unrealized
    gain (loss) on
    investments.................       3.16           3.14
                                    -------         ------
      Total gain (loss) from
       investment operations....       3.06           2.96
                                    -------         ------
 Less Distributions:
   From net investment income...      (0.02)         (0.02)
   From net realized gains......      (0.46)         (0.46)
                                    -------         ------
      Total distributions.......      (0.48)         (0.48)
                                    -------         ------
 Net Asset Value, End of
   Period.......................    $ 17.40         $17.21
                                    =======         ======
 Total Return(6)................      20.63%         20.08%
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)......................    $26,525         $9,426
 Ratio of expenses to average
   net assets:
    Before expense reimbursement
      and waivers(8)............       2.35%          2.85%
    After expense
      reimbursement.............       1.99%          2.49%
 Ratio of net investment income
   (loss) to average net assets:
    Before expense
      reimbursement.............      (1.02)%        (1.52)%
    After expense
      reimbursement.............      (0.66)%        (1.16)%
 Portfolio turnover rate........        N/A            N/A

------------------

(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(8) See footnote #3 for the Investment Adviser, waiver discussion.

                     See Notes to the Financial Statements.

                                         THE PARADIGM FUND
    --------------------------------------------------------------------------------------------
      NO LOAD        ADVISOR        ADVISOR        NO LOAD        ADVISOR           ADVISOR
       CLASS         CLASS A        CLASS C         CLASS         CLASS A           CLASS C
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE      JUNE 28, 2002 (+)
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
        2003           2003           2003           2002           2002             2002
    ------------   ------------   ------------   ------------   ------------   -----------------
      $ 10.12        $ 10.07         $10.05         $10.61         $10.58           $10.64
      -------        -------         ------         ------         ------           ------
         0.05           0.08           0.02          (0.14)         (0.17)           (0.11)
         4.79           4.70           4.67          (0.35)         (0.34)           (0.48)
      -------        -------         ------         ------         ------           ------
         4.84           4.78           4.69          (0.49)         (0.51)           (0.59)
      -------        -------         ------         ------         ------           ------
        (0.05)         (0.03)         (0.01)            --             --               --
           --             --             --             --             --               --
      -------        -------         ------         ------         ------           ------
        (0.05)         (0.03)         (0.01)            --             --               --
      -------        -------         ------         ------         ------           ------
      $ 14.91        $ 14.82         $14.73         $10.12         $10.07           $10.05
      =======        =======         ======         ======         ======           ======
        47.87%         47.47%         46.68%         (4.62)%        (4.82)%          (5.55)(4)

      $57,646        $13,157         $2,125         $5,044         $4,943           $  519
         2.24%          2.49%          2.99%          2.97%          3.22%            3.72%(5)
         1.74%          1.99%          2.49%          2.74%          2.99%            3.49%(5)
         0.57%          0.32%         (0.18)%        (1.61)%        (1.86)%          (2.36)%(5)
         1.07%          0.82%          0.32%         (1.38)%        (1.63)%          (2.13)%(5)
          N/A            N/A            N/A            N/A            N/A              N/A

                     See Notes to the Financial Statements.

                                                        THE PARADIGM FUND
                                       ---------------------------------------------------
                                       NO LOAD CLASS     ADVISOR CLASS A     NO LOAD CLASS
                                          FOR THE       APRIL 26, 2001(+)       FOR THE
                                        YEAR ENDED           THROUGH          YEAR ENDED
                                       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                           2001               2001               2000
                                       -------------    -----------------    -------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period..............     $10.40             $10.42             $10.00
                                          ------             ------             ------
  Income from Investment Operations:
    Net investment income (loss).....      (0.13)             (0.10)(7)          (0.00)(3)
    Net realized and unrealized gain
      (loss) on investments..........       0.34               0.26               0.40
                                          ------             ------             ------
         Total gain (loss) from
           investment operations.....       0.21               0.16               0.40
                                          ------             ------             ------
  Less Distributions:
    From net investment income.......         --                 --                 --
    From net realized gains..........         --                 --                 --
                                          ------             ------             ------
         Total distributions.........         --                 --                 --
                                          ------             ------             ------
  Net Asset Value, End of Period.....     $10.61             $10.58             $10.40
                                          ======             ======             ======
  Total Return(6)....................       2.02%              1.54%(4)           4.00%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................     $4,817             $4,091             $3,803
  Ratio of expenses to average net
    assets:
      Before expense reimbursement...       3.47%              3.72%(5)           4.96%
      After expense reimbursement....       2.74%              2.99%(5)           2.00%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement...      (1.91)%            (2.16)%(5)         (3.02)%
      After expense reimbursement....      (1.18)%            (1.43)%(5)         (0.06)%
  Portfolio turnover rate............        N/A                N/A                  5%(2)

------------------

(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                 THE MEDICAL FUND
                               -------------------------------------------------------------------------------------
                                 NO LOAD               ADVISOR
                                  CLASS                CLASS A                 NO LOAD             ADVISOR
                               SIX MONTHS            SIX MONTHS                 CLASS              CLASS A
                                  ENDED                 ENDED                  FOR THE             FOR THE
                                JUNE 30,              JUNE 30,                YEAR ENDED          YEAR ENDED
                                  2005                  2005                 DECEMBER 31,        DECEMBER 31,
                               (UNAUDITED)           (UNAUDITED)                 2004                2004
                               -----------           -----------             ------------        ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period.................    $ 16.76               $16.49                   $ 15.67             $15.47
                                 -------               ------                   -------             ------
 Income from Investment
   Operations:
   Net investment loss.......      (0.05)(6)            (0.07)(6)                 (0.10)(6)          (0.11)(6)
   Net realized and
     unrealized gain (loss)
     on investments..........      (1.23)               (1.21)                     1.19               1.13
                                 -------               ------                   -------             ------
       Total gain (loss) from
        investment
        operations...........      (1.28)               (1.28)                     1.09               1.02
                                 -------               ------                   -------             ------
 Less Distributions:
   From net investment
     income..................         --                   --                        --                 --
   From net
     realized gains..........         --                   --                        --                 --
                                 -------               ------                   -------             ------
       Total distributions...         --                   --                        --                 --
                                 -------               ------                   -------             ------
 Net Asset Value, End of
   Period....................    $ 15.48               $15.21                   $ 16.76             $16.49
                                 =======               ======                   =======             ======
 Total Return(5).............      (7.64)%(1)           (7.76)%(1)                 6.96%              6.59%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)...................    $15,368               $  580                   $19,583             $  696
 Ratio of expenses to average
   net assets:
     Before expense
       reimbursement.........       2.60%(2)             2.85%(2)                  2.54%              2.79%
     After expense
       reimbursement.........       2.49%(2)             2.74%(2)                  2.39%              2.64%
 Ratio of net investment loss
   to average net assets:
     Before expense
       reimbursement.........      (0.79)%(2)           (1.04)%(2)                (1.31)%            (1.56)%
     After expense
       reimbursement.........      (0.68)%(2)           (0.93)%(2)                (1.16)%            (1.41)%
 Portfolio turnover rate.....        N/A                  N/A                       N/A                N/A

                                       THE MEDICAL FUND
                               --------------------------------

                                 NO LOAD             ADVISOR
                                  CLASS              CLASS A
                                 FOR THE             FOR THE
                                YEAR ENDED          YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,
                                   2003                2003
                               ------------        ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period.................     $ 12.72             $12.61
                                  -------             ------
 Income from Investment
   Operations:
   Net investment loss.......       (0.25)             (0.63)
   Net realized and
     unrealized gain (loss)
     on investments..........        3.20               3.49
                                  -------             ------
       Total gain (loss) from
        investment
        operations...........        2.95               2.86
                                  -------             ------
 Less Distributions:
   From net investment
     income..................          --                 --
   From net
     realized gains..........          --                 --
                                  -------             ------
       Total distributions...          --                 --
                                  -------             ------
 Net Asset Value, End of
   Period....................     $ 15.67             $15.47
                                  =======             ======
 Total Return(5).............       23.19%             22.68%

SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)...................     $23,695             $  758
 Ratio of expenses to average
   net assets:
     Before expense
       reimbursement.........        2.52%              2.77%
     After expense
       reimbursement.........        2.52%              2.77%
 Ratio of net investment loss
   to average net assets:
     Before expense
       reimbursement.........       (1.55)%            (1.80)%
     After expense
       reimbursement.........       (1.55)%            (1.80)%
 Portfolio turnover rate.....         N/A                N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                       THE MEDICAL FUND
    ---------------------------------------------------------------------------------------
                                                                  ADVISOR
      NO LOAD                                      NO LOAD        CLASS A        NO LOAD
       CLASS            ADVISOR CLASS A             CLASS        APRIL 26,        CLASS
      FOR THE               FOR THE                FOR THE        2001(+)        FOR THE
     YEAR ENDED           YEAR ENDED              YEAR ENDED      THROUGH       YEAR ENDED
    DECEMBER 31,         DECEMBER 31,            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002                 2002                    2001           2001           2000
    ------------        ---------------          ------------   ------------   ------------
       $ 18.06              $18.01                 $ 20.98         $18.24        $ 13.35
       -------              ------                 -------         ------        -------
         (0.21)              (0.24)                  (0.25)         (0.17)(6)      (0.15)
         (5.05)              (5.08)                  (2.64)         (0.03)          7.78
       -------              ------                 -------         ------        -------
         (5.26)              (5.32)                  (2.89)         (0.20)          7.63
       -------              ------                 -------         ------        -------
            --                  --                      --             --             --
         (0.08)              (0.08)                  (0.03)         (0.03)            --
       -------              ------                 -------         ------        -------
         (0.08)              (0.08)                  (0.03)         (0.03)            --
       -------              ------                 -------         ------        -------
       $ 12.72              $12.61                 $ 18.06         $18.01        $ 20.98
       =======              ======                 =======         ======        =======
        (29.14)%            (29.56)%                (13.77)%        (1.09)%(1)     57.15%
       $22,604              $  794                 $40,416         $1,203        $63,314
          2.55%               2.80%                   2.28%          2.53%(2)       2.21%
          2.55%               2.80%                   2.28%          2.53%(2)       2.00%
         (1.49)%             (1.74)%                 (1.17)%        (1.42)%(2)     (1.24)%
         (1.49)%             (1.74)%                 (1.17)%        (1.42)%(2)     (1.03)%
           N/A                 N/A                     N/A            N/A              1%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                 THE SMALL CAP
                                                              OPPORTUNITIES FUND
                            ---------------------------------------------------------------------------------------
                            NO LOAD CLASS        ADVISOR CLASS          NO LOAD CLASS        ADVISOR CLASS A
                             SIX MONTHS           SIX MONTHS               FOR THE               FOR THE
                                ENDED                ENDED               YEAR ENDED            YEAR ENDED
                            JUNE 30, 2005        JUNE 30, 2005          DECEMBER 31,          DECEMBER 31,
                             (UNAUDITED)          (UNAUDITED)               2004                  2004
                            -------------        -------------          -------------        ---------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period...............    $ 18.69              $18.63                 $ 16.55               $16.50
                               -------              ------                 -------               ------
 Income from Investment
   Operations:
   Net investment income
     (loss)................       0.13(6)             0.11(6)                 0.22(6)              0.18(6)
   Net realized and
     unrealized gain (loss)
     on investments........       0.48                0.48                    2.49                 2.49
                               -------              ------                 -------               ------
       Total gain (loss)
        from investment
        operations.........       0.61                0.59                    2.71                 2.67
                               -------              ------                 -------               ------
 Less Distributions:
   From net investment
     income................         --                  --                   (0.16)               (0.13)
   From net realized
     gains.................         --                  --                   (0.41)               (0.41)
                               -------              ------                 -------               ------
       Total
        distributions......         --                  --                   (0.57)               (0.54)
                               -------              ------                 -------               ------
 Net Asset Value, End of
   Period..................    $ 19.30              $19.22                 $ 18.69               $18.63
                               =======              ======                 =======               ======
 Total Return(5)...........       3.26%(1)            3.17%(1)               16.40%               16.17%
SUPPLEMENTAL DATA AND
 RATIOS
 Net assets, end of period
   (000's).................    $65,110              $3,306                 $35,702               $2,929
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement.......       2.09%(2)            2.34%(2)                2.03%                2.28%
     After expense
       reimbursement.......       1.57%(2)            1.82%(2)                1.74%                1.99%
 Ratio of net investment
   income (loss) to average
   net assets:
     Before expense
       reimbursement.......       0.91%(2)            0.66%(2)                1.01%                0.76%
     After expense
       reimbursement.......       1.43%(2)            1.18%(2)                1.30%                1.05%
 Portfolio turnover rate...        N/A                 N/A                     N/A                  N/A

                                        THE SMALL CAP
                                      OPPORTUNITIES FUND
                             ------------------------------------
                             NO LOAD CLASS        ADVISOR CLASS A
                                FOR THE               FOR THE
                              YEAR ENDED            YEAR ENDED
                             DECEMBER 31,          DECEMBER 31,
                                 2003                  2003
                             -------------        ---------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period...............     $ 10.04               $10.03
                                -------               ------
 Income from Investment
   Operations:
   Net investment income
     (loss)................        0.25                 0.15
   Net realized and
     unrealized gain (loss)
     on investments........        6.43                 6.47
                                -------               ------
       Total gain (loss)
        from investment
        operations.........        6.68                 6.62
                                -------               ------
 Less Distributions:
   From net investment
     income................       (0.17)               (0.15)
   From net realized
     gains.................          --                   --
                                -------               ------
       Total
        distributions......       (0.17)               (0.15)
                                -------               ------
 Net Asset Value, End of
   Period..................     $ 16.55               $16.50
                                =======               ======
 Total Return(5)...........       66.51%               65.98%
SUPPLEMENTAL DATA AND
 RATIOS
 Net assets, end of period
   (000's).................     $23,665               $2,075
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement.......        2.34%                2.59%
     After expense
       reimbursement.......        2.34%                2.59%
 Ratio of net investment
   income (loss) to average
   net assets:
     Before expense
       reimbursement.......        2.14%                1.89%
     After expense
       reimbursement.......        2.14%                1.89%
 Portfolio turnover rate...         N/A                  N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                                             THE SMALL CAP
                                          OPPORTUNITIES FUND
    -----------------------------------------------------------------------------------------------
    NO LOAD CLASS        ADVISOR CLASS A          NO LOAD CLASS                      NO LOAD CLASS
       FOR THE               FOR THE                 FOR THE                           MARCH 20,
     YEAR ENDED            YEAR ENDED              YEAR ENDED     ADVISOR CLASS A   2000(+) THROUGH
    DECEMBER 31,          DECEMBER 31,            DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
        2002                  2002                    2001            2001(+)            2000
    -------------        ---------------          -------------   ---------------   ---------------
         14.50
        $                    $14.50                  $11.10           $14.50            $10.00
        ------               ------                  ------           ------            ------
              )(6)
         (0.18                (0.20)(6)               (0.19)(6)           --             (0.00)(7)
              )
         (4.21                (4.20)                   3.59               --              1.10
        ------               ------                  ------           ------            ------
              )
         (4.39                (4.40)                   3.40               --              1.10
        ------               ------                  ------           ------            ------
            --                   --                      --               --                --
         (0.07)               (0.07)                     --               --                --
        ------               ------                  ------           ------            ------
         (0.07)               (0.07)                     --               --                --
        ------               ------                  ------           ------            ------
         10.04
        $                    $10.03                  $14.50           $14.50            $11.10
        ======               ======                  ======           ======            ======
        (30.28)%             (30.35)%                 30.63%            0.00%(1)         11.00%(1)
         3,313
        $                    $  172                  $9,266           $    1            $  517
              %
          2.95                 3.20%                   3.73%             N/A             24.50%(2)
              %
          2.74                 2.99%                   2.74%             N/A              2.00%(2)
              )%
         (1.59                (1.84)%                 (2.37)%            N/A            (22.59)%(2)
              )%
         (1.38                (1.63)%                 (1.38)%            N/A             (0.09)%(2)
           N/A                  N/A                     N/A              N/A                 8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                    THE KINETICS GOVERNMENT MONEY MARKET FUND
                             ----------------------------------------------------------------------------------------
                                                                                                         FEBRUARY 3,
                              SIX MONTHS       FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                 ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                             JUNE 30, 2005   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              (UNAUDITED)        2004           2003           2002           2001           2000
                             -------------   ------------   ------------   ------------   ------------   ------------
PER SHARE DATA(3)
 Net Asset Value, Beginning
   of Period................    $ 1.00          $ 1.00         $ 1.00        $   1.00       $  1.00        $  1.00
                                ------          ------         ------        --------       -------        -------
 Income from Investment
   Operations:
   Net investment income....      0.01              --             --            0.00(4)       0.02           0.04
   Net realized and
     unrealized gain on
     investments............        --              --             --              --            --             --
                                ------          ------         ------        --------       -------        -------
       Total gain from
        investment
        operations..........      0.01              --             --            0.00(4)       0.02           0.04
                                ------          ------         ------        --------       -------        -------
 Less Distributions:
   From net investment
     income.................     (0.01)             --             --           (0.00)(4)     (0.02)         (0.04)
   From net realized
     gains..................        --              --             --              --            --             --
                                ------          ------         ------        --------       -------        -------
       Total
        distributions.......     (0.01)             --             --           (0.00)(4)     (0.02)         (0.04)
                                ------          ------         ------        --------       -------        -------
 Net Asset Value, End of
   Period...................    $ 1.00          $ 1.00         $ 1.00        $   1.00       $  1.00        $  1.00
                                ======          ======         ======        ========       =======        =======
 Total Return...............      0.58%(1)        0.00%          0.00%           0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period
   (000's)..................    $1,140          $1,166         $3,048        $128,657       $94,886        $21,532
 Ratio of expenses to
   average net assets:
     Before expense
       reimbursement........      6.32%(2)        2.11%          1.32%           1.29%         1.35%          1.43%(2)
     After expense
       reimbursement........      1.15%(2)        0.98%          0.94%           1.23%         1.24%          1.25%(2)
 Ratio of net investment
   income (loss) to average
   net assets:
     Before expense
       reimbursement........     (3.92)%(2)      (1.13)%        (0.38)%          0.13%         2.12%          4.61%(2)
     After expense
       reimbursement........      1.25%(2)        0.00%          0.00%           0.19%         2.23%          4.79%(2)
 Portfolio turnover rate....       N/A             N/A            N/A             N/A           N/A            N/A

------------------

(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 June 30, 2005 (Unaudited)

THE INTERNET PORTFOLIO
[GRAPH IN %]

Common Stocks                                                                    79.72
Short-Term Investments                                                           11.64
Preferred Stocks                                                                  3.16
Corporate Bonds                                                                   1.80
Rights                                                                            2.01
Convertible Bonds                                                                 1.50
Put Options                                                                       0.01
Written Options                                                                   0.00
Investments Purchased with Cash Proceeds from Securities                          3.08
  Lending
Liabilities in Excess of Other Assets                                            -2.88

THE INTERNET EMERGING GROWTH PORTFOLIO
[GRAPH IN %]

Common Stocks                                                                    76.94
Short-Term Investments                                                            9.42
Preferred Stocks                                                                  0.04
Corporate Bonds                                                                   5.02
Rights                                                                            4.25
Convertible Bonds                                                                 3.73
Put Options                                                                       0.60
Written Options                                                                  -0.34
Investments Purchased with Cash Proceeds from Securities                          7.31
  Lending
Liabilities in Excess of Other Assets                                            -6.97

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 June 30, 2005 (Unaudited) -- (Continued)

THE PARADIGM PORTFOLIO
[GRAPH IN %]

Common Stocks                                                                    91.37
Short-Term Investments                                                            9.09
Call Options                                                                      0.11
Investments Purchased with Cash Proceeds from Securities                          4.19
  Lending
Liabilities in Excess of Other Assets                                            -4.76

THE MEDICAL PORTFOLIO
[GRAPH IN %]

Common Stocks                                                                    99.67
Rights                                                                            0.00
Investments Purchased with Cash Proceeds from Securities                          5.88
  Lending
Liabilities in Excess of Other Assets                                            -5.55

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 ALLOCATION OF PORTFOLIO ASSETS
 June 30, 2005 (Unaudited) -- (Continued)

THE SMALL CAP OPPORTUNITIES PORTFOLIO
[GRAPH IN %]

Common Stocks                                                                    85.10
Short-Term Investments                                                           12.79
Rights                                                                            1.78
Convertible Bonds                                                                 0.73
Investments Purchased with Cash Proceeds from Securities                         15.55
  Lending
Liabilities in Excess of Other Assets                                           -15.95

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

COMMON STOCKS -- 79.72%+                       SHARES          VALUE
------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 3.63%+
Expeditors International of Washington,
  Inc. ..................................        120,000    $  5,977,200
                                                            ------------
CAPITAL MARKETS -- 0.15%+
Internet HOLDRs Trust*(1)................            500          27,085
LaBranche & Co Inc.*(2)..................         36,000         226,800
                                                            ------------
                                                                 253,885
                                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.42%+
Apollo Group, Inc. -- Class A*...........         30,000       2,346,600
Comdisco Holding Company, Inc.*..........        194,400       3,309,660
Copart, Inc.*............................          6,000         142,800
FTI Consulting, Inc.*....................         50,000       1,045,000
Ritchie Bros. Auctioneers Incorporated...         54,000       2,081,700
                                                            ------------
                                                               8,925,760
                                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.10%+
QUALCOMM, Inc. ..........................          5,000         165,050
                                                            ------------
COMPUTERS & PERIPHERALS -- 0.05%+
Apple Computer, Inc.*....................          2,000          73,620
                                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.02%+
eSPEED, Inc. -- Class A*.................        100,000         891,000
Hong Kong Exchanges & Clearing Limited...        100,000         258,664
International Securities Exchange,
  Inc.*(2)...............................         10,000         251,100
Nasdaq Stock Market Inc.*................         14,400         271,584
                                                            ------------
                                                               1,672,348
                                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES --
  11.01%+
Leucadia National Corporation............        360,000      13,906,800
Lynch Interactive Corporation*...........        184,000       4,130,800
XO Communications, Inc.*(2)..............         30,000          79,800
                                                            ------------
                                                              18,117,400
                                                            ------------
HEALTH CARE PROVIDERS & SERVICES --0.68%+
WebMD Corporation*.......................        109,000       1,119,430
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.17%+
eBay, Inc.*..............................          6,000    $    198,060
IAC/InterActiveCorp*.....................          2,000          48,100
Overstock.com, Inc.*(2)..................          1,000          35,600
                                                            ------------
                                                                 281,760
                                                            ------------
INTERNET SOFTWARE & SERVICES -- 1.34%+
MIVA, Inc.*..............................         10,000          46,400
Netease.com, Inc. ADR*(2)................          5,000         285,550
NetRatings, Inc.*........................        120,000       1,632,000
SINA Corp*...............................          5,000         139,500
Sohu.com, Inc.*(2).......................          5,000         109,600
                                                            ------------
                                                               2,213,050
                                                            ------------
IT SERVICES -- 23.26%+
Anteon International Corporation*........         24,000       1,094,880
CACI International, Inc. -- Class A*.....        250,000      15,790,000
CheckFree Corporation*...................        400,000      13,624,000
ManTech International Corporation --
  Class A*...............................        144,000       4,469,760
SunGard Data Systems Inc.*...............         94,000       3,305,980
                                                            ------------
                                                              38,284,620
                                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.00%+
Marvel Enterprises, Inc.*................            322           6,350
                                                            ------------
MEDIA -- 31.93%+
DreamWorks Animation SKG, Inc.*..........          3,000          78,600
The E.W. Scripps Company -- Class A......          2,400         117,120
Gemstar-TV Guide International, Inc.*....        720,000       2,584,800
Getty Images, Inc.*......................         36,600       2,717,916
Groupe Bruxelles Lambert S.A. ...........         50,000       4,332,829
Harris Interactive, Inc.*................      1,080,000       5,259,600
Liberty Global, Inc. -- Class A*.........        315,707      14,734,046
Pixar*...................................          3,600         180,180
PrimaCom AG ADR*.........................        610,000       1,647,000
ProQuest Company*........................          6,000         196,740
The Washington Post Company -- Class B...         24,400      20,374,732
XM Satellite Radio Holdings,
  Inc. -- Class A*.......................         10,000         336,600
                                                            ------------
                                                              52,560,163
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
SECURITY AND COMMODITY EXCHANGES --
  0.95%+
Archipelago Holdings Inc.*(2)............         40,000    $  1,559,600
                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES --
  0.01%+
Sunshine PCS Corporation -- Class A*.....        149,890          15,738
                                                            ------------
TOTAL COMMON STOCKS
  (cost $128,762,588)....................                    131,225,974
                                                            ------------

CONVERTIBLE PREFERRED STOCKS --
3.16%+
------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 3.15%+
InterActiveCorp, CLB, 1.990%*(2).........        108,104       5,188,992
                                                            ------------
MEDIA -- 0.01%+
Adelphia Communications Corporation,
  7.500%*................................        190,000           9,500
                                                            ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (cost $5,721,979)......................                      5,198,492
                                                            ------------

CORPORATE BONDS --                            PRINCIPAL
CONVERTIBLE -- 1.46%+                          AMOUNT
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES --
  1.45%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010(2)...................    $ 4,600,000       2,392,000
                                                            ------------
MEDIA -- 0.01%+
Adelphia Communications Corporation,
  6.000%, 2/15/2006, Acquired on
  2/10/2004 at $123,000 (Default
  Effective 8/12/2002)*..................        200,000          10,000
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $2,561,921)......................                      2,402,000
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                            Principal Amount
----------------------------------------------------------------------------
                                              PRINCIPAL
CORPORATE BONDS -- 1.80%+                      AMOUNT            VALUE
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES --
  1.80%+
Level 3 Communications, Inc., CLB,
  12.875%, 3/15/2010(+)(2)
  (Cost $3,652,933)......................    $ 3,600,000      $  2,961,000
                                                              ------------

RIGHTS -- 2.01%+                               SHARES
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.01%+
Comdisco Holding Company, Inc.,
  Expiration Date 12/31/2050,
  Strike Price $1.00#
  (cost $3,253,775)......................     12,240,699         3,304,989
                                                              ------------

PUT OPTIONS PURCHASED -- 0.01%+               CONTRACTS
----------------------------------------------------------------------------
Internet HOLDRs Trust
  Expiring January 2006 at $60.00........              7             4,900
  Expiring January 2007 at $70.00........              7            11,235
                                                              ------------
TOTAL PUT OPTIONS PURCHASED
  (cost $15,715).........................                           16,135
                                                              ------------

                                              PRINCIPAL
                                               AMOUNT
SHORT-TERM INVESTMENTS -- 11.64%+             OR SHARES
------------------------------------------------------------------------

INVESTMENT COMPANIES -- 0.15%+
First American Prime Obligations Fund --
  Class I................................        252,670         252,670
                                                            ------------
US GOVERNMENT AGENCY ISSUES -- 11.49%+
Federal Home Loan Bank Discount Note,
  2.975%, 7/01/2005......................    $18,910,000      18,910,000
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $19,162,670).....................                     19,162,670
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED
WITH CASH PROCEEDS                            PRINCIPAL
FROM SECURITIES                                AMOUNT
LENDING -- 3.08%+                             OR SHARES        VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.00%+
Merrill Lynch Premier Institutional
  Fund...................................             37    $         37
                                                            ------------
REPURCHASE AGREEMENTS -- 3.08%+
CS First Boston Repurchase Agreement,
  3.497%, 7/1/2005(3)
  Repurchase price $1,881,714............    $ 1,881,531       1,881,531
                                                            ------------
Lehman Brothers Repurchase Agreement,
  3.560%, 7/1/2005(3)
  Repurchase price $3,198,919............      3,198,603       3,198,603
                                                            ------------
                                                               5,080,134
                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $5,080,171)......................                      5,080,171
                                                            ------------
TOTAL INVESTMENTS -- 102.88%+
  (cost $168,211,752)....................                   $169,351,431
                                                            ============
CASH RECEIVED AS PROCEEDS FROM SECURITIES
  LENDING................................                        766,930
                                                            ------------

------------------

* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2005.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
CLB -- Callable Security.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2005. Total loaned securities had a market value of $5,656,308 at June 30, 2005.
(3) -- See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

COMMON STOCKS -- 76.94%+                           SHARES       VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 6.09%+
SI International, Inc.*.......................       7,500    $  224,700
                                                              ----------
CAPITAL MARKETS -- 3.99%+
Nasdaq-100 Index Tracking Stock(1)............       4,000       147,160
                                                              ----------
COMMERCIAL SERVICES & SUPPLIES -- 6.54%+
Comdisco Holding Company, Inc.*...............       9,300       158,333
Deluxe Corporation............................       1,100        44,660
John H. Harland Company.......................       1,000        38,000
                                                              ----------
                                                                 240,993
                                                              ----------
COMPUTERS & PERIPHERALS -- 5.61%+
ActivCard Corporation*........................       7,500        34,275
M-Systems Flash Disk Pioneers Ltd.*...........       9,000       172,530
                                                              ----------
                                                                 206,805
                                                              ----------
DIVERSIFIED FINANCIAL SERVICES -- 3.56%+
Chicago Mercantile Exchange Holdings Inc......         100        29,550
eSPEED, Inc. -- Class A*......................      10,000        89,100
International Securities Exchange, Inc.*(2)...         500        12,555
                                                              ----------
                                                                 131,205
                                                              ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 9.39%+
IDT Corporation*..............................       5,300        70,172
IDT Corporation -- Class B*...................       5,300        69,748
Lynch Interactive Corporation*................       6,100       136,945
Warwick Valley Telephone Company..............       1,200        29,520
XO Communications, Inc.*(2)...................      15,000        39,900
                                                              ----------
                                                                 346,285
                                                              ----------
INSURANCE -- 4.04%+
Fidelity National Financial, Inc..............       4,173       148,934
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                   SHARES       VALUE
------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 10.89%+
Digital River, Inc.*..........................       1,000    $   31,750
Gravity Co. Ltd. ADR*.........................       3,000        25,800
Imergent, Inc.*...............................       2,500        26,500
Netease.com, Inc. ADR*........................         240        13,706
NetRatings, Inc.*.............................       6,700        91,120
SINA Corp*....................................         500        13,950
Sohu.com, Inc.*(2)............................         300         6,576
Websense, Inc.*...............................       4,000       192,200
                                                              ----------
                                                                 401,602
                                                              ----------
IT SERVICES -- 0.73%+
Lionbridge Technologies, Inc.*................       4,000        27,120
                                                              ----------
MEDIA -- 25.50%+
Gemstar-TV Guide International, Inc.*.........       5,000        17,950
Groupe Bruxelles Lambert S.A..................       1,600       138,651
Interactive Data Corporation*.................      13,000       270,140
Liberty Global, Inc. -- Class A*..............          30         1,400
Liberty Media Corporation -- Class A*.........         504         5,136
Naspers Limited ADR...........................         947       119,312
Navarre Corporation*(2).......................       5,000        39,975
PrimaCom AG ADR*..............................       4,750        12,825
ProQuest Company*.............................       3,000        98,370
RCN Corporation*..............................       6,545       151,124
Valassis Communications, Inc.*................       2,300        85,215
                                                              ----------
                                                                 940,098
                                                              ----------
SOFTWARE -- 0.58%+
FactSet Research Systems, Inc.................         600        21,504
                                                              ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.02%+
Sunshine PCS Corporation -- Class A*..........       6,000           630
                                                              ----------
TOTAL COMMON STOCKS
  (cost $2,336,958)...........................                 2,837,036
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

PREFERRED STOCKS -- 0.04%+                         SHARES       VALUE
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.04%+
PTV, Inc. -- Series A, CLB, 10.000% (cost
  $3,774).....................................         487    $    1,400
                                                              ----------
CORPORATE
BONDS -- CONVERTIBLE -- 3.73%+                     AMOUNT
-------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.73%+
Conexant Systems, Inc., CLB,
  4.000%, 2/1/2007 (cost $123,080)............    $150,000        137,625
                                                               ----------
CORPORATE BONDS -- 5.02%+
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 5.02%+
Level 3 Communications, Inc., CLB,
  12.875%, 3/15/2010(+)(2) (cost $202,599)....     225,000        185,063
                                                               ----------
RIGHTS -- 4.25%+                                   SHARES
-------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.25%+
Comdisco Holding Company, Inc.,
  Expiration Date 12/31/2050,
  Strike Price $1.00#
  (cost $245,273).............................     581,000        156,870
                                                               ----------
PUT OPTIONS PURCHASED -- 0.60%+                   CONTRACTS
-------------------------------------------------------------------------
Nasdaq -- 100 Index Tracking Stock
  Expiring January 2007 at $38.625............          28         10,220
  Expiring January 2007 at $39.625............          28         11,760
                                                               ----------
TOTAL PUT OPTIONS PURCHASED (cost $22,568)....                     21,980
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                  PRINCIPAL
SHORT TERM INVESTMENTS -- 9.42%+                   AMOUNT        VALUE
-------------------------------------------------------------------------
US GOVERNMENT AGENCY ISSUES -- 4.69%+
Federal Home Loan Bank Discount Note,
  2.975%, 7/1/2005............................    $173,000     $  173,000
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 4.73%+
American Family, 2.949%.......................      45,643         45,643
U.S. Bank, N.A., 3.080%.......................      64,894         64,894
Wisconsin Corporate Central Credit Union,
  3.000%......................................      63,931         63,931
                                                               ----------
                                                                  174,468
                                                               ----------
TOTAL SHORT TERM INVESTMENTS
  (cost $347,468).............................                    347,468
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH CASH                   PRINCIPAL
PROCEEDS FROM SECURITIES                           AMOUNT
LENDING -- 7.31%+                                 OR SHARES      VALUE
-------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.00%+
Merrill Lynch Premier Institutional Fund......           2     $        2
REPURCHASE AGREEMENTS -- 7.31%+
CS First Boston Repurchase Agreement,
  3.497%, 7/1/2005(3)
     Repurchase price $99,813.................    $ 99,803         99,803
Lehman Brothers Repurchase Agreement,
  3.560%, 7/1/2005(3)
     Repurchase price $169,681................     169,664        169,664
                                                               ----------
                                                                  269,467
                                                               ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
  (cost $269,469).............................                    269,469
                                                               ----------
TOTAL INVESTMENTS -- 107.31%+
  (cost $3,551,189)...........................                 $3,956,911
                                                               ==========
CASH RECEIVED AS PROCEEDS FROM SECURITIES
  LENDING.....................................                     40,680
                                                               ----------

------------------

* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2005.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
CLB -- Callable Security.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2005. Total loaned securities had a market value of $292,604 at June 30, 2005.
(3) -- See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

COMMON STOCKS -- 91.37%+                     SHARES         VALUE
---------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.01%+
General Dynamics Corporation.............          200   $     21,908
                                                         ------------
AIRLINES -- 0.18%+
China Eastern Airlines Corporation
  Limited ADR............................       25,000        440,000
                                                         ------------
AUTO COMPONENTS -- 1.02%+
Toyota Industries Corporation............       90,000      2,458,861
                                                         ------------
AUTOMOBILES -- 0.00%+
Great Wall Automobile Holdings Company,
  Limited -- Class H.....................       20,000          7,142
                                                         ------------
BEVERAGES -- 0.25%+
Anheuser-Busch Companies, Inc. ..........        1,400         64,050
Brown-Forman Corporation -- Class B......        1,400         84,644
Constellation Brands, Inc. -- Class A*...          600         17,700
Diageo plc ADR...........................        2,000        118,600
Pernod Ricard SA.........................        1,200        191,710
Remy Cointreau SA........................        2,400        109,274
Taittinger SA............................           25         10,136
                                                         ------------
                                                              596,114
                                                         ------------
CAPITAL MARKETS -- 0.51%+
The Bear Stearns Companies Inc. .........        1,000        103,940
Eaton Vance Corp. .......................        3,000         71,730
LaBranche & Co Inc.*(2)..................      124,000        781,200
Legg Mason, Inc. ........................        1,000        104,110
London Stock Exchange PLC................       18,857        166,053
                                                         ------------
                                                            1,227,033
                                                         ------------
CHEMICALS -- 0.02%+
Novozymes A/S -- Class B.................          200          9,907
Potash Corporation of Saskatchewan
  Inc. ..................................          400         38,232
                                                         ------------
                                                               48,139
                                                         ------------
COMMERCIAL BANKS -- 4.97%+
Fifth Third Bancorp......................        4,000        164,840
HDFC Bank Ltd. ADR.......................        4,400        204,644
ICICI Bank Limited ADR...................        9,000        196,650
M&T Bank Corporation.....................       76,600      8,055,256
State Bk Of India GDR*...................       14,000        559,160
Wells Fargo and Company..................       45,400      2,795,732
                                                         ------------
                                                           11,976,282
                                                         ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                             SHARES         VALUE
---------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.66%+
Deluxe Corporation.......................        2,000   $     81,200
Equifax Inc. ............................          100          3,571
FTI Consulting, Inc.*....................        2,000         41,800
H&R Block, Inc. .........................       25,000      1,458,750
                                                         ------------
                                                            1,585,321
                                                         ------------
CONSUMER FINANCE -- 0.86%+
The Student Loan Corporation.............        9,400      2,066,120
                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.82%+
Archipelago Holdings Inc.*(2)............       60,000      2,339,400
Brascan Corporation -- Class A...........        1,500         57,240
Chicago Mercantile Exchange Holdings
  Inc. ..................................        6,000      1,773,000
Deutsche Boerse AG.......................        1,400        109,458
Euronext NV..............................       10,200        345,535
Hong Kong Exchanges & Clearing Limited...      800,000      2,069,312
Moody's Corporation......................       24,600      1,106,016
Pargesa Holding AG -- Class B............          240        878,430
Power Corporation of Canada..............       80,600      2,020,838
Singapore Exchange Limited...............      144,000        180,230
TSX Group Inc. ..........................       24,800        738,990
                                                         ------------
                                                           11,618,449
                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.32%+
Leucadia National Corporation............      207,500      8,015,725
                                                         ------------
ELECTRIC UTILITIES -- 14.72%+
Allegheny Energy, Inc.*(2)...............      430,400     10,854,688
CenterPoint Energy, Inc. ................      622,000      8,216,620
Huaneng Power International, Inc.
  ADR(2).................................      106,400      3,138,800
Korea Electric Power Corporation ADR.....      403,700      6,325,979
Sierra Pacific Resources*(2).............      220,000      2,739,000
TXU Corporation..........................       50,700      4,212,663
                                                         ------------
                                                           35,487,750
                                                         ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                             SHARES         VALUE
---------------------------------------------------------------------
FOOD PRODUCTS -- 1.69%+
Archer-Daniels-Midland Company...........       72,000   $  1,539,360
Bunge Limited............................       25,200      1,597,680
Cadbury Schweppes PLC ADR................        2,000         76,660
Dean Foods Company*......................       19,000        669,560
The J.M. Smucker Company.................        1,000         46,940
McCormick & Company, Incorporated........        1,000         32,680
TreeHouse Foods, Inc.*...................        3,600        102,636
                                                         ------------
                                                            4,065,516
                                                         ------------
HOTELS RESTAURANTS & LEISURE -- 0.50%+
Carnival Corporation.....................        2,000        109,100
Harrah's Entertainment, Inc. ............        3,000        216,210
Hilton Group plc ADR.....................        6,000         61,570
MGM MIRAGE*..............................       19,500        771,810
Societe du Louvre........................          100         17,913
Wynn Resorts, Limited*...................          600         28,362
                                                         ------------
                                                            1,204,965
                                                         ------------
HOUSEHOLD DURABLES -- 0.09%+
Fortune Brands, Inc. ....................        2,400        213,120
                                                         ------------
INDUSTRIAL CONGLOMERATES -- 0.00%+
Alleghany Corporation*...................           24          7,128
                                                         ------------
INSURANCE -- 14.73%+
Berkshire Hathaway Inc. -- Class B*......        3,362      9,358,127
Fairfax Financial Holdings Limited.......        8,800      1,460,800
Fidelity National Financial, Inc. .......        7,200        256,968
Markel Corporation*......................        6,400      2,169,600
Mercury General Corporation..............        2,000        109,040
Millea Holdings, Inc. ADR................        4,000        269,240
Montpelier Re Holdings, Ltd. ............        4,800        165,984
The Progressive Corporation..............       81,500      8,053,015
Wesco Financial Corporation..............        1,700        612,000
White Mountains Insurance Group, Ltd. ...       20,700     13,059,630
                                                         ------------
                                                           35,514,404
                                                         ------------
IT SERVICES -- 1.67%+
Automatic Data Processing, Inc. .........          100          4,197
CACI International, Inc. -- Class A*.....       62,900      3,972,764
Iron Mountain Incorporated*..............        1,800         55,836
                                                         ------------
                                                            4,032,797
                                                         ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                             SHARES         VALUE
---------------------------------------------------------------------
MEDIA -- 7.70%+
Dow Jones & Company, Inc. ...............          100   $      3,545
DreamWorks Animation SKG, Inc.*..........        1,000         26,200
Groupe Bruxelles Lambert S.A. ...........       78,000      6,759,213
The E.W. Scripps Company -- Class A......       29,200      1,424,960
John Wiley & Sons, Inc. -- Class B.......        2,000         79,800
Meredith Corporation.....................        2,000         98,120
The New York Times Company -- Class A....          600         18,690
The Walt Disney Company..................        7,650        192,627
The Washington Post Company -- Class B...       11,936      9,966,918
                                                         ------------
                                                           18,570,073
                                                         ------------
METALS & MINING -- 0.43%+
Anglo American PLC ADR...................       40,000        940,000
Cameco Corporation.......................        2,400        107,400
                                                         ------------
                                                            1,047,400
                                                         ------------
MULTILINE RETAIL -- 4.97%+
Sears Holdings Corporation*..............       80,000     11,989,600
                                                         ------------
MULTI-UTILITIES & UNREGULATED POWER --
  2.32%+
Calpine Corporation*(2)..................       40,000        136,000
Reliant Energy Inc.*.....................      442,000      5,471,960
                                                         ------------
                                                            5,607,960
                                                         ------------
OIL & GAS -- 20.62%+
Canadian Natural Resources Ltd. .........        2,400         87,312
Canadian Oil Sands Trust.................       80,400      5,914,224
CNOOC Limited ADR........................       49,300      2,924,476
El Paso Corporation......................      758,700      8,740,224
EnCana Corporation.......................       65,600      2,597,104
Imperial Oil Ltd. .......................       21,000      1,749,510
Nexen Inc. ..............................       43,500      1,320,660
Petro-Canada.............................       23,400      1,524,276
PetroChina Company Limited ADR...........       31,000      2,276,950
Petroleo Brasileiro S.A. ADR.............        4,000        208,520
Shell Canada Limited.....................      102,000      2,738,037
Statoil ASA ADR..........................       10,000        203,000
Suncor Energy, Inc. .....................      250,400     11,848,928
The Williams Companies, Inc. ............      400,000      7,600,000
                                                         ------------
                                                           49,733,221
                                                         ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                             SHARES         VALUE
---------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.03%+
Pope Resources, L.P. ....................        1,800   $     64,665
                                                         ------------
PHARMACEUTICALS -- 0.04%+
Novo-Nordisk A/S ADR.....................        1,800         91,746
                                                         ------------
REAL ESTATE -- 4.31%+
American Real Estate Partners, L.P.*.....      143,500      4,168,675
Forest City Enterprises, Inc. -- Class
  A......................................       39,400      2,797,400
The St. Joe Company......................        3,600        293,544
Texas Pacific Land Trust.................       14,400      2,548,800
Vornado Realty Trust.....................        7,300        586,920
                                                         ------------
                                                           10,395,339
                                                         ------------
ROAD & RAIL -- 0.62%+
Anhui Expressway Co., Ltd. -- Class H....      660,000        450,152
Beijing Capital International Airport
  Company Limited -- Class H.............      100,000         39,893
Jiangsu Expressway Company Ltd. -- Class
  H......................................      200,000        104,238
Shenzhen Expressway Company Limited --
  Class H................................    1,200,000        451,697
Zhejiang Expressway Co., Ltd. -- Class
  H......................................      660,000        450,153
                                                         ------------
                                                            1,496,133
                                                         ------------
SPECIALTY RETAIL -- 0.01%+
Tiffany & Co. ...........................        1,000         32,760
                                                         ------------
TOBACCO -- 0.30%+
Altria Group, Inc. ......................       10,600        685,396
British American Tobacco p.l.c. ADR......        1,000         38,820
                                                         ------------
                                                              724,216
                                                         ------------
TOTAL COMMON STOCKS
  (cost $181,255,714)....................                 220,339,887
                                                         ------------
CALL PUT PURCHASED -- 0.11%+                CONTRACTS
---------------------------------------------------------------------
TXU Corporation Expiring January 2007 at
  $45.00 (cost $143,073).................           71        273,705

                                            PRINCIPAL
SHORT-TERM INVESTMENTS -- 9.09%+             AMOUNT
---------------------------------------------------------------------
US GOVERNMENT AGENCY ISSUES -- 8.36%+
Federal Home Loan Bank Discount Note
  2.975%, 7/1/2005.......................  $20,143,000     20,143,000
                                                         ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                            PRINCIPAL
                                             AMOUNT         VALUE
---------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 0.73%+
American Family, 2.949%..................  $       578   $        578
U.S. Bank, N.A., 3.080%..................    1,762,943      1,762,943
Wisconsin Corporate Central Credit Union,
  3.000%.................................        2,707          2,707
                                                         ------------
                                                            1,766,228
                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $21,909,228).....................                  21,909,228
                                                         ------------

INVESTMENTS PURCHASED WITH                  PRINCIPAL
CASH PROCEEDS                                AMOUNT
FROM SECURITIES LENDING -- 4.19%+           OR SHARES
---------------------------------------------------------------------
INVESTMENT COMPANIES 0.00%+
Merrill Lynch Premier Institutional
  Fund...................................           72             72
                                                         ------------
REPURCHASE AGREEMENTS -- 4.19%+
CS First Boston Repurchase Agreement,
  3.497%, 7/1/2005(3)
  Repurchase price $3,736,685............  $ 3,736,322      3,736,322
Lehman Brothers Repurchase Agreement,
  3.560%, 7/1/2005(3)
  Repurchase price $6,352,375............    6,351,747      6,351,747
                                                         ------------
                                                           10,088,069
                                                         ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $10,088,141).....................                  10,088,141
                                                         ------------
TOTAL INVESTMENTS -- 104.76%+
  (cost $213,396,156)....................                $252,610,961
                                                         ============
CASH RECEIVED AS PROCEEDS FROM SECURITIES
  LENDING................................                   1,522,959
                                                         ------------

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.
+ -- Calculated as a percentage of net assets.
GDR -- Global Depository Receipts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

ADR -- American Depository Receipts.
(2) -- This security or a portion of this security was out on loan at June 30, 2005. Total loaned securities had a market value of $11,041,540 at June 30, 2005.
(3) -- See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

COMMON STOCKS -- 99.67%+                         SHARES         VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY -- 36.58%+
AEterna Zentaris Inc.*(2)..................        20,500    $    94,300
Amgen, Inc.*...............................         9,800        592,508
Arena Pharmaceuticals, Inc.*...............        14,000         95,480
AVAX Technologies, Inc.*...................        50,000         14,250
Avigen, Inc.*..............................        21,000         65,100
Biogen Idec, Inc.*.........................        12,250        422,013
Biomira, Inc.*.............................        37,000         63,640
Cambridge Antibody Technology Group PLC
  ADR*.....................................        15,000        174,000
Cell Genesys, Inc.*(2).....................        14,725         78,779
Chiron Corporation*........................        33,000      1,151,370
Cubist Pharmaceuticals, Inc.*..............         4,000         52,680
CuraGen Corporation*.......................        13,000         66,820
deCODE genetics, Inc.*(2)..................        11,000        103,290
Dendreon Corporation*......................         7,000         36,610
EntreMed, Inc.*(2).........................        11,000         25,410
Favrille Inc.*.............................        10,000         42,500
Genzyme Corporation*.......................         8,038        483,003
Human Genome Sciences, Inc.*...............        17,000        196,860
ImmunoGen, Inc.*...........................         6,000         34,740
Isis Pharmaceuticals, Inc.*(2).............         5,000         19,550
Isotechnika, Inc.*.........................        15,000         27,790
Maxim Pharmaceuticals, Inc.*...............        10,000         13,100
Medarex, Inc.*.............................        20,000        166,600
MedImmune, Inc.*...........................        29,500        788,240
Millennium Pharmaceuticals, Inc.*..........        30,296        280,844
NeoRx Corporation*(2)......................        27,000         16,200
Progenics Pharmaceuticals, Inc.*...........         3,200         66,752
Protein Design Labs, Inc.*.................         7,000        141,470
QLT Inc.*..................................        10,000        104,200
Savient Pharmaceuticals Inc.*..............        34,000        149,940
Serono SA ADR..............................        12,000        191,880
Sirna Therapeutics, Inc.*..................         3,491          6,109

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY -- (CONTINUED)
xTargeted Genetics Corporation*............        10,000    $     8,000
Vical Incorporated*........................        13,500         65,880
                                                             -----------
                                                               5,839,908
                                                             -----------
CHEMICALS -- 6.28%+
Akzo Nobel N.V. ADR........................        10,000        392,900
Lonza Group AG.............................        11,000        608,942
                                                             -----------
                                                               1,001,842
                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.04%+
Theragenics Corporation*...................         2,000          6,440
                                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.71%+
IMPATH, Inc.*..............................        26,000        113,360
                                                             -----------
PHARMACEUTICALS -- 56.06%+
Abbott Laboratories........................        17,000        833,170
Altana AG ADR(2)...........................        14,000        803,180
Antigenics, Inc.*(2).......................           892          4,826
Bristol-Meyers Squibb Company..............        15,000        374,700
China Pharmaceutical Group Limited*........     1,440,000        294,645
Eli Lilly and Company......................        11,000        612,810
GlaxoSmithKline PLC ADR....................        22,673      1,099,867
Johnson & Johnson..........................        10,000        650,000
MGI Pharma, Inc.*..........................         4,000         87,040
Novartis AG ADR............................        36,000      1,707,840
Schering AG ADR............................        19,000      1,172,110
SuperGen, Inc.*............................        14,000         69,160
Wyeth......................................        27,900      1,241,550
                                                             -----------
                                                               8,950,898
                                                             -----------
TOTAL COMMON STOCKS
  (cost $17,887,107).......................                   15,912,448
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
RIGHTS -- 0.00%+                                 SHARES         VALUE
------------------------------------------------------------------------
X
BIOTECHNOLOGY -- 0.00%+
OSI Pharmaceuticals, Inc.
  Expiration Date 6/12/2008,
  Strike Price $1.00# (cost $0)............        13,932    $       557
                                                             -----------

                                               PRINCIPAL
INVESTMENTS PURCHASED WITH CASH PROCEEDS       AMOUNT OR
FROM SECURITIES LENDING -- 5.88%                 SHARES         VALUE
------------------------------------------------------------------------
xINVESTMENT COMPANIES -- 0.00%+
Merrill Lynch Premier Institutional Fund...             7              7
                                                             -----------
REPURCHASE AGREEMENTS -- 5.88%+
CS First Boston Repurchase Agreement,
  3.497%, 7/1/2005(3)
  Repurchase price $347,453................    $  347,419        347,419
Lehman Brothers Repurchase Agreement,
  3.560%, 7/1/2005(3)
  Repurchase price $590,672................       590,614        590,614
                                                             -----------
                                                                 938,033
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING (cost
  $938,040)................................                      938,040
                                                             -----------
TOTAL INVESTMENTS -- 105.55%+
  (cost $18,825,147).......................                  $16,851,045
                                                             ===========
CASH RECEIVED AS PROCEEDS FROM SECURITIES
  LENDING..................................                      141,612
                                                             -----------

------------------
* -- Non-income producing security.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
(2) -- This security or a portion of this security was out on loan at June 30, 2005. Total loaned securities had a market value of $1,016,080 at June 30, 2005.
(3) -- See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

COMMON STOCKS -- 85.10%+                         SHARES         VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.26%+
Armor Holdings, Inc.*......................           800    $    31,688
Bombardier Inc.............................       300,000        639,053
GenCorp Inc.*..............................        10,000        192,600
                                                             -----------
                                                                 863,341
                                                             -----------
AIRLINES -- 2.74%+
China Eastern Airlines Corporation Limited
  ADR......................................        55,000        968,000
China Southern Airlines Company Limited
  ADR*(2)..................................        55,000        902,127
                                                             -----------
                                                               1,870,127
                                                             -----------
AUTOMOBILES -- 0.10%+
Brilliance China Automotive Holdings
  Limited ADR..............................         4,000         69,640
                                                             -----------
CAPITAL MARKETS -- 4.35%+
Calamos Asset Management, Inc. -- Class
  A........................................        20,000        544,800
Gabelli Asset Management, Inc. -- Class
  A........................................         1,000         44,190
Greenhill & Co., Inc.......................         3,000        121,530
LaBranche & Co Inc.*(2)....................       216,000      1,360,800
Nuveen Investments -- Class A..............        12,000        451,440
Van der Moolen Holding N.V. ADR............        95,217        448,472
                                                             -----------
                                                               2,971,232
                                                             -----------
COMMERCIAL BANKS -- 4.08%+
Banque du Liban et d'Outre-Mer S.A.L.
  (BLOM) -- Class B GDR....................        15,400        631,400
Cathay General Bancorp.....................         8,600        289,906
Center Financial Corporation...............        18,000        446,940
East West Bancorp, Inc.....................         8,600        288,874
Farmers & Merchants Bank of Long Beach.....            12         67,500
Hanmi Financial Corporation................        20,062        335,035
Nara Bancorp, Inc..........................        20,000        293,600
UCBH Holdings, Inc.........................        18,000        292,320
Wilshire Bancorp, Inc......................        10,000        143,300
                                                             -----------
                                                               2,788,875
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.15%+
Comdisco Holding Company, Inc.*............         1,000    $    17,025
Deluxe Corporation.........................        10,000        406,000
FTI Consulting, Inc.*......................        40,000        836,000
Loring Ward International, Limited*........        10,000             --
PICO Holdings, Inc.*.......................        18,000        535,680
Ritchie Bros. Auctioneers Incorporated.....         9,000        346,950
Sotheby's Holdings, Inc. -- Class A*.......           800         10,960
                                                             -----------
                                                               2,152,615
                                                             -----------
CONSTRUCTION & ENGINEERING -- 2.83%+
Quanta Services, Inc.*.....................       220,000      1,936,000
                                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 5.49%+
Archipelago Holdings Inc.*(2)..............        27,000      1,052,730
Hong Kong Exchanges & Clearing Limited.....       300,000        775,992
International Securities Exchange,
  Inc.*(2).................................        18,000        451,980
Nasdaq Stock Market Inc.*..................        36,000        678,960
Siem Industries Inc.*......................        32,000        788,000
                                                             -----------
                                                               3,747,662
                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.66%+
Lynch Interactive Corporation*.............         1,800         40,410
NeuStar, Inc. -- Class A*..................         1,000         25,600
XO Communications, Inc.*(2)................       144,000        383,040
                                                             -----------
                                                                 449,050
                                                             -----------
ELECTRIC UTILITIES -- 11.41%+
Allegheny Energy, Inc.*....................       156,700      3,951,974
China Resources Power Holdings Company
  Limited..................................       100,000         55,658
Datang International Power Generation
  Company Limited -- Class H...............       100,000         75,926
Huadian Power International Corporation
  Limited -- Class H.......................       180,000         50,961
Sierra Pacific Resources*(2)...............       294,200      3,662,790
                                                             -----------
                                                               7,797,309
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
GAS UTILITIES -- 2.88%+
Southern Union Company*....................        80,250    $ 1,970,138
                                                             -----------
HOTELS RESTAURANTS & LEISURE -- 1.89%+
Triarc Companies, Inc. -- Class A(2).......        80,400      1,294,440
                                                             -----------
INDUSTRIAL CONGLOMERATES -- 1.78%+
Alleghany Corporation*.....................         4,084      1,212,948
                                                             -----------
INSURANCE -- 2.39%+
Danielson Holding Corporation*.............         3,800         46,246
Fairfax Financial Holdings Limited.........         1,000        166,000
National Western Life Insurance Company --
  Class A*.................................         1,200        232,668
RLI Corp...................................         8,000        356,800
Safety Insurance Group, Inc................        12,000        405,120
Wesco Financial Corporation................         1,000        360,000
Zenith National Insurance Corp. ...........         1,000         67,860
                                                             -----------
                                                               1,634,694
                                                             -----------
IT SERVICES -- 5.81%+
Anteon International Corporation*..........         3,600        164,232
CACI International, Inc. -- Class A*.......        40,600      2,564,296
ManTech International Corporation -- Class
  A*.......................................        40,000      1,241,600
                                                             -----------
                                                               3,970,128
                                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.01%+
Steinway Musical Instruments, Inc.*........           200          5,872
                                                             -----------
MACHINERY -- 0.12%+
Oshkosh Truck Corporation..................         1,000         78,280
                                                             -----------
MEDIA -- 4.46%+
Courier Corporation........................        17,100        656,811
Gemstar-TV Guide International, Inc.*......        36,000        129,240
John Wiley & Sons, Inc. -- Class A.........        18,000        715,140
PrimaCom AG ADR*...........................        54,000        145,800
R.H. Donnelley Corporation*................        18,000      1,115,640
Value Line, Inc............................         7,200        282,600
                                                             -----------
                                                               3,045,231
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
METALS & MINING -- 0.92%+
Aber Diamond Corporation...................         8,000    $   246,240
Commercial Metals Company..................         4,800        114,336
Stillwater Mining Company*.................        36,000        267,120
                                                             -----------
                                                                 627,696
                                                             -----------
MULTILINE RETAIL -- 1.85%+
Dillard's, Inc. -- Class A.................        54,000      1,264,680
                                                             -----------
MULTI-UTILITIES & UNREGULATED POWER -- 16.32%+
Aquila, Inc.*(2)...........................       583,000      2,104,630
Calpine Corporation*(2)....................       360,000      1,224,000
CMS Energy Corporation*....................       152,000      2,289,120
Dynegy Inc. -- Class A*....................       120,000        583,200
Reliant Energy Inc.*.......................       400,000      4,952,000
                                                             -----------
                                                              11,152,950
                                                             -----------
OIL & GAS -- 0.67%+
Shell Canada Limited.......................         3,000         80,530
UTS Energy Corporation*....................       180,000        377,556
                                                             -----------
                                                                 458,086
                                                             -----------
PAPER & FOREST PRODUCTS -- 0.01%+
Pope Resources, L.P. ......................           200          7,185
                                                             -----------
REAL ESTATE -- 6.92%+
Alexander's, Inc.*.........................           300         74,625
American Real Estate Partners, L.P.*.......       108,000      3,137,400
Forest City Enterprises, Inc. -- Class A...         4,000        284,000
HomeFed Corporation*.......................           200         12,600
New Valley Corporation*....................         6,600         47,190
SOLIDERE GDR*..............................           800         11,200
Tejon Ranch Co.*...........................           400         20,588
Texas Pacific Land Trust...................         6,400      1,132,800
United Capital Corporation*................           400         10,380
                                                             -----------
                                                               4,730,783
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
ROAD & RAIL -- 1.87%+
Laidlaw International, Inc.*...............        50,000    $ 1,205,000
Sichuan Expressway Co. Limited -- Class
  H........................................       480,000         72,271
                                                             -----------
                                                               1,277,271
                                                             -----------
SOFTWARE -- 0.80%+
Midway Games Inc.*(2)......................        50,000        548,000
                                                             -----------
TOBACCO -- 0.33%+
Vector Group Ltd...........................        12,000        222,840
                                                             -----------
TOTAL COMMON STOCKS
  (cost $47,404,095).......................                   58,147,073
                                                             -----------
                                               PRINCIPAL
CONVERTIBLE BONDS -- 0.73%+                      AMOUNT
------------------------------------------------------------------------
INSURANCE -- 0.73%+
Fairfax Financial Holdings Limited 5.000%,
  7/15/2023
  (cost $497,500)..........................    $  500,000        496,250
                                                             -----------
RIGHTS -- 1.78%+                                 SHARES
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.78%+
Comdisco Holding Company, Inc.
  Expiration Date 12/31/2050,
  Strike Price $1.00#
  (cost $1,328,840)........................     4,500,000      1,215,000
                                                             -----------
                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 12.79%+                AMOUNT
------------------------------------------------------------------------
US GOVERNMENT AGENCY ISSUES -- 12.52%+
Federal Home Loan Bank Discount Note
  2.975%, 7/1/2005                             $8,554,000      8,554,000
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 0.27%+
American Family, 2.949%....................    $    2,575    $     2,575
U.S. Bank, N.A., 3.080%....................       179,531        179,532
Wisconsin Corporate Central Credit Union,
  3.000%...................................         1,249          1,249
                                                             -----------
                                                                 183,356
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $8,737,356)........................                    8,737,356
                                                             -----------
INVESTMENTS PURCHASED WITH CASH                PRINCIPAL
PROCEEDS FROM SECURITIES                         AMOUNT
LENDING -- 15.55%+                             OR SHARES
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.00%+
Merrill Lynch Premier Institutional Fund...            76             76
                                                             -----------
REPURCHASE AGREEMENTS -- 15.55%+
CS First Boston Repurchase Agreement,
  3.497%, 7/1/2005(3)
  Repurchase price $3,935,307..............    $3,934,925      3,934,925
Lehman Brothers Repurchase Agreement,
  3.560%, 7/1/2005(3)
  Repurchase price $6,690,034..............     6,689,372      6,689,372
                                                             -----------
                                                              10,624,297
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $10,624,373).......................                   10,624,373
                                                             -----------
TOTAL INVESTMENTS -- 115.95%+
  (cost $68,592,164).......................                  $79,220,052
                                                             ===========
CASH RECEIVED AS PROCEEDS FROM SECURITIES
  LENDING..................................                    1,603,912
                                                             -----------

------------------
* -- Non-income producing security.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited) -- (Continued)

** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.
+ -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
GDR -- Global Depository Receipts.
ADR -- American Depository Receipts.
(2) -- This security or a portion of this security was out on loan at June 30, 2005. Total loaned securities had a market value of $11,314,142 at June 30, 2005.
(3) -- See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2005 (Unaudited)

                                               PRINCIPAL
SHORT TERM INVESTMENTS -- 100.23%+               AMOUNT       VALUE
----------------------------------------------------------------------
US GOVERNMENT AGENCY ISSUES -- 100.23%+
Federal Home Loan Bank Discount Note,
  2.975%, 7/1/2005...........................  $1,139,000   $1,139,000
                                                            ----------
TOTAL INVESTMENTS -- 100.23%
  (COST $1,139,000)..........................               $1,139,000
                                                            ==========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2005 (Unaudited)

CALL OPTIONS WRITTEN                                   CONTRACTS    VALUE
--------------------------------------------------------------------------
Internet HOLDRs Trust
  Expiring January 2007 at $70.00..................          5      $1,300
                                                                    ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $6,985).......................                 $1,300
                                                                    ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Options Written -- June 30, 2005 (Unaudited)

CALL OPTIONS WRITTEN                                CONTRACTS    VALUE
-----------------------------------------------------------------------
Nasdaq -- 100 Index Tracking Stock
  Expiring January 2007 at $38.625................     20       $ 6,800
  Expiring January 2007 at $39.625................     20         5,850
                                                                -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $22,479).....................              $12,650
                                                                =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                         THE INTERNET
                                                         THE INTERNET   EMERGING GROWTH
                                                          PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3).........................  $169,351,431     $3,956,911
  Cash received as proceeds from securities lending....       766,930         40,680
  Cash.................................................       547,782          4,901
  Receivable for options written.......................            --             --
  Receivable for contributed capital...................         3,185            100
  Receivable for investments sold......................       210,471             --
  Dividends and interest receivable....................       326,859         22,868
  Other assets.........................................         7,400            174
                                                         ------------     ----------
      Total assets.....................................   171,214,058      4,025,634
                                                         ------------     ----------
LIABILITIES:
  Written options, at value(2).........................         1,300         12,650
  Payable to Adviser...................................       171,241          3,822
  Payable to Trustees and Officers.....................        14,103            541
  Payable for securities purchased.....................       393,476             --
  Payables for collateral received for securities
    loaned.............................................     5,847,101        310,149
  Payable for withdrawn capital........................        79,508          5,205
  Accrued expenses and other liabilities...............       102,205          5,944
                                                         ------------     ----------
      Total liabilities................................     6,608,934        338,311
                                                         ------------     ----------
    Net assets.........................................  $164,605,124     $3,687,323
                                                         ============     ==========
(1) Cost of investments................................  $168,211,752     $3,551,189
                                                         ============     ==========
(2) Premiums received..................................  $      6,985     $   22,479
                                                         ============     ==========
(3) Includes loaned securities with a market value
  of...................................................  $  5,656,308     $  292,604
                                                         ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                 THE
                                                               PARADIGM     THE MEDICAL
                                                              PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) ( 2)............................  $252,610,961   $16,851,045
  Cash received as proceeds from securities lending........     1,522,959       141,612
  Cash.....................................................       354,799            --
  Receivable for contributed capital.......................     3,250,187           100
  Receivable for investments sold..........................            --        97,761
  Dividends and interest receivable........................       231,640        16,579
  Other assets.............................................         7,040           860
                                                             ------------   -----------
      Total assets.........................................   257,977,586    17,107,957
                                                             ------------   -----------
LIABILITIES:
  Payable to Adviser.......................................       220,160        16,814
  Payable for Custodian....................................            --         7,923
  Payable to Trustees and Officers.........................        15,887         2,270
  Payable for securities purchased.........................     4,498,712            --
  Payables for collateral received for securities loaned...    11,611,100     1,079,652
  Payable for withdrawn capital............................       414,724        24,614
  Accrued expenses and other liabilities...................        79,110        11,498
                                                             ------------   -----------
      Total liabilities....................................    16,839,693     1,142,771
                                                             ------------   -----------
    Net assets.............................................  $241,137,893   $15,965,186
                                                             ============   ===========
(1) Cost of investments....................................  $213,396,156   $18,825,147
                                                             ============   ===========
(2) Includes loaned securities with a market value of......  $ 11,041,540   $ 1,016,080
                                                             ============   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2005 (Unaudited)

                                                                              THE KINETICS
                                                                               GOVERNMENT
                                                              THE SMALL CAP      MONEY
                                                              OPPORTUNITIES      MARKET
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1)(2)...............................   $79,220,052     $1,139,000
  Cash received as proceeds from securities lending.........     1,603,912             --
  Cash......................................................       108,316            669
  Receivable for contributed capital........................       719,146          1,371
  Dividends and interest receivable.........................        37,116             --
  Other assets..............................................        37,008             --
                                                               -----------     ----------
      Total assets..........................................    81,725,550      1,141,040
                                                               -----------     ----------
LIABILITIES:
  Payable to Adviser........................................        66,461            467
  Payable to Trustees and Officers..........................         4,990            206
  Payables for collateral received for securities loaned....    12,228,285             --
  Payable for investments purchased.........................     1,015,213             --
  Payable for withdrawn capital.............................        37,767             --
  Accrued expenses and other liabilities....................        48,929          3,924
                                                               -----------     ----------
      Total liabilities.....................................    13,401,645          4,597
                                                               -----------     ----------
    Net assets..............................................   $68,323,905     $1,136,443
                                                               ===========     ==========
(1) Cost of investments.....................................   $68,592,164     $1,139,000
                                                               ===========     ==========
(2) Includes loaned securities with a market value of.......   $11,314,142     $       --
                                                               ===========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                                          THE INTERNET
                                                          THE INTERNET   EMERGING GROWTH
                                                           PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................  $  2,042,787      $ 142,790
  Interest..............................................     1,056,850         36,642
  Income from securities lending........................        55,954            214
                                                          ------------      ---------
        Total investment income.........................     3,155,591        179,646
                                                          ------------      ---------
EXPENSES:
  Investment advisory fees..............................     1,092,291         25,693
  Administration fees...................................        94,910          2,453
  Professional fees.....................................        30,074            693
  Fund accounting fees..................................        24,345          1,786
  Trustees and Officers' fees and expenses..............        23,460            690
  Custodian fees and expenses...........................        16,572          4,568
  Other expenses........................................        14,741            281
                                                          ------------      ---------
        Total expenses..................................     1,296,393         36,164
        Expense reduction*..............................        (5,019)          (558)
                                                          ------------      ---------
        Net expenses....................................     1,291,374         35,606
                                                          ------------      ---------
Net investment income...................................     1,864,217        144,040
                                                          ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency....................    (6,678,140)        (5,961)
    Written option contracts expired or closed..........       309,768             --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency....................    (8,622,529)      (334,148)
    Written option contracts............................      (295,518)        10,390
                                                          ------------      ---------
Net loss on investments.................................   (15,286,419)      (329,719)
                                                          ------------      ---------
Net decrease in net assets resulting from operations....  $(13,422,202)     $(185,679)
                                                          ============      =========
+ Net of Foreign Taxes Withheld of:.....................  $     17,171      $     369
                                                          ============      =========

------------------
*  See "Expense Reduction" in the Notes to the Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+................................................  $ 1,120,141   $   157,249
  Interest..................................................      172,852         1,458
  Income from securities lending............................        2,472         1,408
                                                              -----------   -----------
        Total investment income.............................    1,295,465       160,115
                                                              -----------   -----------
EXPENSES:
  Investment advisory fees..................................      991,067       110,326
  Administration fees.......................................       83,449         9,489
  Professional fees.........................................       36,571         3,293
  Fund accounting fees......................................       25,032         4,625
  Trustees' and Officers' fees and expenses.................       24,640         2,555
  Custodian fees and expenses...............................       32,742         5,111
  Other expenses............................................          267         1,686
                                                              -----------   -----------
        Total expenses......................................    1,193,768       137,085
        Expense reduction*..................................      (32,916)       (2,895)
                                                              -----------   -----------
        Net expenses........................................    1,160,852       134,190
                                                              -----------   -----------
  Net investment income.....................................      134,613        25,925
                                                              -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments and foreign currency........................      539,386       798,720
    Written option contracts expired or closed..............           --        83,697
  Net change in unrealized appreciation (depreciation) of:
    Investments and foreign currency........................   12,675,792    (2,226,431)
    Written option contracts................................           --       (80,072)
                                                              -----------   -----------
Net gain (loss) on investments..............................   13,215,178    (1,424,086)
                                                              -----------   -----------
Net increase (decrease) in net assets resulting from
  operations................................................  $13,349,791   $(1,398,161)
                                                              ===========   ===========
+ Net of Foreign Taxes Withheld of:.........................  $    32,456   $    19,565
                                                              ===========   ===========

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2005 (Unaudited)

                                                                           THE KINETICS
                                                         THE SMALL CAP      GOVERNMENT
                                                         OPPORTUNITIES        MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $  636,894         $    --
  Interest.............................................      115,965          14,293
  Income from securities lending.......................       10,156              --
                                                          ----------         -------
        Total investment income........................      763,015          14,293
                                                          ----------         -------
EXPENSES:
  Investment advisory fees.............................      317,056           2,912
  Administration fees..................................       39,475             624
  Professional fees....................................       11,164             124
  Fund accounting fees.................................       15,863             243
  Trustees and Officers' fees and expenses.............        7,959             224
  Custodian fees and expenses..........................       21,097           4,525
  Other expenses.......................................           24             772
                                                          ----------         -------
        Total expenses.................................      412,638           9,424
        Expense reduction*.............................      (42,187)             --
                                                          ----------         -------
        Net expenses...................................      370,451           9,424
                                                          ----------         -------
Net investment income..................................      392,564           4,869
                                                          ----------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on:
    Investments and foreign currency...................     (106,538)             --
    Written option contracts expired or closed.........           --              --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................    2,426,014              --
    Written option contracts...........................           --              --
                                                          ----------         -------
Net gain on investments................................    2,319,476              --
                                                          ----------         -------
Net increase in net assets resulting from operations...   $2,712,040         $ 4,869
                                                          ==========         =======
+ Net of Foreign Taxes Withheld of:....................   $    3,432         $    --
                                                          ==========         =======

------------------
* See "Expense Reduction" in the Notes to Financial Statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                         THE INTERNET
                                     THE INTERNET PORTFOLIO       EMERGING GROWTH PORTFOLIO
                                  ----------------------------   ----------------------------
                                   SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                      ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                  JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                   (UNAUDITED)        2004        (UNAUDITED)        2004
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.........  $  1,864,217    $  2,804,751    $  144,040     $   121,997
  Net realized gain (loss) on
    sale of investments, foreign
    currency and written
    options.....................    (6,368,372)     33,312,086        (5,961)        128,613
  Net change in unrealized
    appreciation (depreciation)
    of investments, foreign
    currency and written
    options.....................    (8,918,047)    (16,515,271)     (323,758)        103,782
                                  ------------    ------------    ----------     -----------
      Net increase (decrease) in
        net assets resulting
        from operations.........   (13,422,202)     19,601,566      (185,679)        354,392
                                  ------------    ------------    ----------     -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions.................       181,451      26,839,732       198,595       1,049,978
  Withdrawals...................   (24,863,629)    (75,601,294)     (919,241)     (1,462,409)
                                  ------------    ------------    ----------     -----------
      Net decrease in net assets
        resulting from
        beneficial interest
        transactions............   (24,682,178)    (48,761,562)     (720,646)       (412,431)
                                  ------------    ------------    ----------     -----------
  Total decrease in net
    assets......................   (38,104,380)    (29,159,996)     (906,325)        (58,039)
NET ASSETS:
  Beginning of year.............   202,709,504     231,869,500     4,593,648       4,651,687
                                  ------------    ------------    ----------     -----------
  End of year...................  $164,605,124    $202,709,504    $3,687,323     $ 4,593,648
                                  ============    ============    ==========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                       THE PARADIGM PORTFOLIO          THE MEDICAL PORTFOLIO
                                    ----------------------------   -----------------------------
                                     SIX MONTHS       FOR THE       SIX MONTHS        FOR THE
                                        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                    JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                     (UNAUDITED)        2004        (UNAUDITED)        2004
------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)....  $    134,613    $    (70,003)   $    25,925     $   (72,336)
  Net realized gain on sale of
    investments, foreign currency
    and written options...........       539,386       4,037,192        882,417         547,201
  Net change in unrealized
    appreciation (depreciation) of
    investments, foreign currency
    and written options...........    12,675,792      13,990,179     (2,306,503)      1,117,954
                                    ------------    ------------    -----------     -----------
      Net increase (decrease) in
        net assets resulting from
        operations................    13,349,791      17,957,368     (1,398,161)      1,592,819
                                    ------------    ------------    -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM BENEFICIAL
  INTEREST TRANSACTIONS:
  Contributions...................   121,620,110      58,008,906         38,282       2,545,683
  Withdrawals.....................   (19,239,439)    (23,413,796)    (3,007,053)     (8,320,935)
                                    ------------    ------------    -----------     -----------
      Net increase (decrease) in
        net assets resulting from
        beneficial interest
        transactions..............   102,380,671      34,595,110     (2,968,771)     (5,775,252)
                                    ------------    ------------    -----------     -----------
  Total increase (decrease) in net
    assets........................   115,730,462      52,552,478     (4,366,932)     (4,182,433)
NET ASSETS:
  Beginning of year...............   125,407,431      72,854,953     20,332,118      24,514,551
                                    ------------    ------------    -----------     -----------
  End of year.....................  $241,137,893    $125,407,431    $15,965,186     $20,332,118
                                    ============    ============    ===========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENTS OF CHANGES IN NET ASSETS

                                         THE SMALL CAP             THE KINETICS GOVERNMENT
                                    OPPORTUNITIES PORTFOLIO         MONEY MARKET PORTFOLIO
                                  ----------------------------   ----------------------------
                                   SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                      ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                  JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                                   (UNAUDITED)        2004        (UNAUDITED)        2004
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income..........   $   392,564    $   426,516     $    4,869     $      3,582
 Net realized gain (loss) on
   sale of investments, foreign
   currency and written
   options......................      (106,538)     1,993,213             --               --
 Net change in unrealized
   appreciation (depreciation)
   of investments, foreign
   currency and written
   options......................     2,426,014      2,368,917             --               --
                                   -----------    ------------    ----------     ------------
     Net increase in net assets
       resulting from
       operations...............     2,712,040      4,788,646          4,869            3,582
                                   -----------    ------------    ----------     ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 BENEFICIAL INTEREST
 TRANSACTIONS:
 Contributions..................    26,917,773     27,678,584        117,768       22,191,434
 Withdrawals....................        19,397    (19,582,069)      (167,404)     (23,938,932)
                                   -----------    ------------    ----------     ------------
     Net increase (decrease) in
       net assets resulting from
       beneficial interest
       transactions.............    26,937,170      8,096,515        (49,636)      (1,747,498)
                                   -----------    ------------    ----------     ------------
 Total increase (decrease) in
   net assets...................    29,649,210     12,885,161        (44,767)      (1,743,916)
NET ASSETS:
 Beginning of year..............    38,674,695     25,789,534      1,181,210        2,925,126
                                   -----------    ------------    ----------     ------------
 End of year....................   $68,323,905    $38,674,695     $1,136,443     $  1,181,210
                                   ===========    ============    ==========     ============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2005 (Unaudited)

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, "fair value" will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2005, there were no fair valued securities held by the funds.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

At June 30, 2005 the Master Portfolios, with the exception of the Kinetics Government Money Market Portfolio, received, as collateral, securities with a total market value of $29,206,893. The detailed list of the securities received as collateral is listed below.

CS FIRST BOSTON REPURCHASE AGREEMENT
Collateralized by:

DESCRIPTION                                                   FAIR VALUE
-----------                                                   -----------
Crusade Global Trust, Series 2003-2, Class A, 3.620%,
  9/18/2034.................................................  $ 7,303,123
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A2,
  4.571%, 8/19/2045.........................................    3,199,108
                                                              -----------
Total.......................................................  $10,502,231
                                                              ===========

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

LEHMAN BROTHERS REPURCHASE AGREEMENT
Collateralized by:

DESCRIPTION                                                   FAIR VALUE
-----------                                                   -----------
Aztar Corporation, 7,875%, 6/15/2014........................  $   377,129
Caesars Entertainment, Inc., 8.125%, 5/15/2011..............       85,666
CSC Holdings Inc., 7.250%, 7/15/2008........................      561,400
Dole Food Company, Inc., 8.625%, 5/1/2009...................      131,380
Fairfax Financial Holdings Limited, 7.750%, 4/26/2012.......      225,333
HCA, Inc., 5.750%, 3/15/2014................................      477,744
HCA, Inc., 6.750%, 7/15/2013................................      215,544
Kerzner International Limited, 8.875%, 8/15/2011............      283,550
L-3 Communications Corporation, 6.125%, 7/15/2013...........      200,000
Omnicare Inc., 8.125%, 3/15/2011............................      328,551
Owens & Minor, Inc., 8.500%, 7/15/2011......................      454,750
PanAmSat Holding Corp., 10.375%, 11/1/2014..................      171,875
Pogo Producing Company, 6.625%, 3/15/2015...................      419,067
Republic of Venezuela, 13.625%, 8/15/2018...................      536,000
Sears Roebuck Acceptance Corp., 6.750%, 8/15/2011...........      892,570
TECO Energy, Inc., 7.200%, 5/1/2011.........................      195,656
TECO Energy, Inc., 7.500%, 6/15/2010........................    1,403,920
Universal Compression, Inc., 7,250%, 5/15/2010..............      198,550
Westar Energy, Inc., 5.875%, 7/15/2036......................   11,545,977
                                                              -----------
Total.......................................................  $18,704,662
                                                              ===========

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2005, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE REDUCTION
The Adviser has directed a certain amount of the Master Portfolios' trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees. For the six months ended June 30, 2005, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio and The Small Cap Opportunities Portfolio were reduced by $5,019, $558, $32,916, $2,895 and $42,187, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

                                        94
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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   INVESTMENT ADVISER

The Trust has Investment Advisory Agreements (the "Agreements") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. For the six months ended June 30, 2005, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio incurred expenses of $1,092,291, $25,693, $991,067, $110,326, $317,056 and
$2,912, respectively, pursuant to the Investment Advisory Agreements.

                                        95
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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

KBD Securities, LLC, an affiliate of the Adviser, received $43,828 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 14% of the Portfolios' brokerage commissions during the period.

     PORTFOLIO                                                     COMMISSIONS
     ---------                                                     -----------
     The Internet Portfolio......................................    $ 3,862
     The Internet Emerging Growth Portfolio......................    $   580
     The Paradigm Portfolio......................................    $15,225
     The Medical Portfolio.......................................    $ 1,141
     The Small Cap Opportunities Portfolio.......................    $23,020

For the six months ended June 30, 2005, the Trust incurred expenses of $12,000 to be paid to the Chief Compliance Officer.

4.   APPROVAL OF INVESTMENT ADVISORY CONTRACTS BY DIRECTORS OF INVESTMENT
     COMPANIES

At a meeting of the Board of Trustees held on March 7, 2005, the Board, including all of the Independent Trustees, approved the Agreements with respect to the Master Portfolios. In reaching a decision to renew the Agreements, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the "Independent Trustees"), considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Portfolios over 6 and 9 months and three and five year periods ended December 31, 2004 compared to the median of its relevant Lipper, Inc. ("Lipper") peer group, additional peer group information for the Medical Portfolio provided by the Advisor for the period from September 30, 1999 to December 31, 2004, and the methodology used to arrive at the Master Portfolios included in the peer groups; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups;
(4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies with respect to Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser's profitability from each Master Portfolio for the years ended December 31, 2004; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios' current

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company's administrator.

Based on the factors considered, the disinterested Trustees concluded that it was appropriate to renew the Agreements.

5.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005 were as follows:

                                      PURCHASES                    SALES
                               ------------------------   ------------------------
                                  U.S.                       U.S.
                               GOVERNMENT      OTHER      GOVERNMENT      OTHER
                               ----------   -----------   ----------   -----------
The Internet Portfolio.......     $--       $ 3,652,927      $--       $12,902,863
The Internet Emerging Growth
  Portfolio..................      --           266,981       --            48,383
The Paradigm Portfolio.......      --        99,927,451       --         8,146,748
The Medical Portfolio........      --           306,441       --         3,159,175
The Small Cap Opportunities
  Portfolio..................      --        25,970,869       --         1,135,089

As of June 30, 2005, unrealized appreciation (depreciation) on investment securities was as follows:

                                              NET
                                          APPRECIATION    APPRECIATED   DEPRECIATED
                                         (DEPRECIATION)   SECURITIES     SECURITIES
                                         --------------   -----------   ------------
The Internet Portfolio.................   $ 1,139,679     $36,744,681   $(35,605,002)
The Internet Emerging Growth
  Portfolio............................       405,722       1,070,923       (665,201)
The Paradigm Portfolio.................    39,214,805      41,048,886     (1,834,081)
The Medical Portfolio..................    (1,974,102)      2,879,627     (4,853,729)
The Small Cap Opportunities
  Portfolio............................    10,627,888      11,992,776     (1,364,888)

At June 30, 2005, the cost of investments was $168,211,752, $3,551,189,
$213,396,156, $18,825,147 and $68,592,164 for The Internet Portfolio, The
Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

For the six months ended June 30, 2005, the Master Portfolios wrote the following options:

                                                           NUMBER        PREMIUM
                                                        OF CONTRACTS     AMOUNT
                                                        ------------    ---------
THE INTERNET PORTFOLIO
------------------------------------------------------
Outstanding at the Beginning of Year..................      1,145       $ 316,753
Options Expired.......................................     (1,140)       (309,768)
                                                           ------       ---------
Outstanding at the End of Year........................          5       $   6,985
                                                           ======       =========
THE INTERNET EMERGING GROWTH PORTFOLIO
------------------------------------------------------
Outstanding at the Beginning of Year..................         20       $  11,540
Options Written.......................................         20          10,939
                                                           ------       ---------
Outstanding at the End of Year........................         40       $  22,479
                                                           ======       =========
THE MEDICAL PORTFOLIO
------------------------------------------------------
Outstanding at the Beginning of Year..................        150       $  83,697
Options Expired.......................................       (150)        (83,697)
                                                           ------       ---------
Outstanding at the End of Year........................         --       $      --
                                                           ======       =========

6.   PORTFOLIO SECURITIES LOANED

As of June 30, 2005, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2005, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $ 5,656,308   $ 5,847,101
The Internet Emerging Growth Portfolio....      292,604       310,149
The Paradigm Portfolio....................   11,041,540    11,611,100
The Medical Portfolio.....................    1,016,080     1,079,652
The Small Cap Opportunities Portfolio.....   11,314,142    12,228,285

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

7.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                             THE INTERNET PORTFOLIO
                             --------------------------------------------------------------------------------------
                               FOR THE                                                                  APRIL 28,
                             SIX MONTHS      FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                              JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2005           2004           2003           2002           2001           2000
                             -----------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets:
 Before expense
   reduction...............     1.48%*        1.50%          1.51%          1.51%          1.44%           1.43%*
 After expense reduction...     1.48%*        1.44%          1.51%          1.51%          1.44%           1.43%*
Ratio of net investment
 income (loss) to average
 net assets:
 Before expense
   reduction...............     2.13%*        1.30%          0.99%          0.50%          0.32%          (0.69%)*
 After expense reduction...     2.13%*        1.36%          0.99%          0.50%          0.32%          (0.69%)*
Portfolio turnover rate....        2%           42%            69%            41%            44%             16%

------------------
*   Annualized.
(+) Commencement of operations.

                                                     THE INTERNET EMERGING GROWTH PORTFOLIO
                             --------------------------------------------------------------------------------------
                               FOR THE                                                                  APRIL 28,
                             SIX MONTHS      FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                              JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2005           2004           2003           2002           2001           2000
                             -----------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets:
 Before expense
   reduction...............     1.76%*        1.78%           1.84%          1.83%          2.30%          1.93%*
 After expense reduction...     1.73%*        1.73%           1.84%          1.83%          2.30%          1.84%*
Ratio of net investment
 income (loss) to average
 net assets:
 Before expense
   reduction...............     7.00%*        2.77%           1.94%         (1.07%)        (0.22%)        (0.35%)*
 After expense reduction...     7.03%*        2.82%           1.94%         (1.07%)        (0.22%)        (0.26%)*
Portfolio turnover rate....        1%           18%             20%            27%            24%            30%

------------------
*   Annualized.
(+) Commencement of operations.

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 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

                                                             THE PARADIGM PORTFOLIO
                             --------------------------------------------------------------------------------------
                               FOR THE                                                                  APRIL 28,
                             SIX MONTHS      FOR THE        FOR THE        FOR THE        FOR THE        2000(+)
                                ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                              JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2005           2004           2003           2002           2001           2000
                             -----------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets:
 Before expense
   reduction...............     1.51%*         1.52%          1.56%          1.64%          2.27%          2.85%*
 After expense reduction...     1.46%*         1.42%          1.46%          1.64%          2.27%          2.60%*
Ratio of net investment
 income (loss) to average
 net assets:
 Before expense
   reduction...............     0.12%*        (0.18%)         1.28%         (0.27%)        (0.69%)        (0.66%)*
 After expense reduction...     0.17%*        (0.08%)         1.38%         (0.27%)        (0.69%)        (0.41%)*
Portfolio turnover rate....        5%            52%            20%            40%            41%            89%

------------------
*   Annualized.
(+) Commencement of operations.

                                                              THE MEDICAL PORTFOLIO
                            ------------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS     FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                              ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                             JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                               2005          2004           2003           2002           2001             2000
                            ----------   ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to
 average net assets:
 Before expense
   reduction..............   1.55%*          1.58%          1.53%          1.53%          1.51%             1.47%*
 After expense
   reduction..............   1.52%*          1.57%          1.53%          1.53%          1.51%             1.46%*
Ratio of net investment
 loss to average net
 assets:
 Before expense
   reduction..............   0.26%*         (0.33%)        (0.56%)        (0.47%)        (0.39%)           (0.55%)*
 After expense
   reduction..............   0.29%*         (0.32%)        (0.56%)        (0.47%)        (0.39%)           (0.54%)*
Portfolio turnover rate...       2%            13%            16%             9%             6%                1%

------------------
*   Annualized.
(+) Commencement of operations.

                                                      THE SMALL CAP OPPORTUNITIES PORTFOLIO
                            ------------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS     FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                              ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                             JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                               2005          2004           2003           2002           2001             2000
                            ----------   ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to
 average net assets:
 Before expense
   reduction..............   1.63%*          1.55%          1.67%          1.66%          2.35%            13.27%*
 After expense
   reduction..............   1.46%*          1.21%          1.49%          1.66%          2.35%            10.93%*
Ratio of net investment
 income (loss) to average
 net assets:
 Before expense
   reduction..............   1.38%*          1.51%          2.88%         (0.29%)        (0.99%)          (11.12%)*
 After expense
   reduction..............   1.55%*          1.85%          3.06%         (0.29%)        (0.99%)           (8.78%)*
Portfolio turnover rate...       3%            96%           180%           200%           181%              198%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2005 (Unaudited)

                                                            THE KINETICS GOVERNMENT
                                                             MONEY MARKET PORTFOLIO
                           ------------------------------------------------------------------------------------------
                            FOR THE
                           SIX MONTHS     FOR THE        FOR THE        FOR THE        FOR THE      APRIL 28, 2000(+)
                             ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                            JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                              2005          2004           2003           2002           2001             2000
                           ----------   ------------   ------------   ------------   ------------   -----------------
Ratio of expenses to
 average net assets:.....   1.62%*         0.83%          0.79%          0.75%          0.79%             0.78%*
Ratio of net investment
 income to average net
 assets:.................   0.84%*         0.18%          0.15%          0.67%          2.70%             5.36%*
Portfolio turnover
 rate....................      N/A           N/A            N/A            N/A            N/A               N/A

------------------
*   Annualized.
(+) Commencement of operations.

8.   INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how the Kinetics Portfolios Trust vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (800) 930-3828 or by accessing the Funds' website at www.kineticsfunds.com and the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ending June 30, 2005 is available without charge, upon request, by calling toll-free at (800) 930-3828 or by accessing the SEC's website at www.sec.gov.

9.   INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios' Form N-Q is available without charge, upon request, by calling toll-free at (800) 930-3828. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                Kinetics Mutual
                                  Funds, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591
                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591
                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103
                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                                16 New Broadway
                            Sleepy Hollow, NY 10591
                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202
                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS

  THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING TOLL-FREE AT 1-800-930-3828 OR BY ACCESSING THE SEC'S
   WEBSITE AT www.sec.gov. INFORMATION REGARDING HOW THE FUNDS VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE TWELVE MONTHS ENDED JUNE 30, 2005
WILL BE AVAILABLE AFTER AUGUST 31, 2005 WITHOUT CHARGE, UPON REQUEST, BY CALLING
 TOLL-FREE AT 1-800-930-3828 OR BY ACCESSING THE SEC'S WEBSITE AT www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
                       -------------------------------------------------------

         By (Signature and Title)*   /s/ Peter B. Doyle
                                   --------------------------------------
                                         Peter B. Doyle, President

         Date     September 07, 2005
                ---------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /s/ Peter B. Doyle
                                   ------------------------------------------
                                         Peter B. Doyle, President

         Date September 07, 2005
              --------------------------------------------------------------

         By (Signature and Title)*   /s/ Leonid Polyakov
                                   -----------------------------------------
                                         Leonid Polyakov, Treasurer

         Date September 07, 2005
              --------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.